(ICON)

Prudential
Municipal
Bond Fund

------------------------
High Yield Series
Insured Series
Intermediate Series

SEMI
ANNUAL
REPORT
Oct. 31, 1997

(LOGO)

Portfolio Managers'
Report
The tax-exempt municipal bond market rallied strongly over the last six months, thanks to falling inflation which pushed bond yields down to their lowest levels in two and a half years. In fact, inflation grew by an annual rate of 1.8% in the first 10 months of 1997, the slowest rate in a decade. As yields fell, bond prices rose nicely, providing investors with healthy gains in principal in addition to tax-exempt income.

The Prudential Municipal Bond Fund posted solid gains over the six months ended
October 31, although the performance varied among the three Series. The High
Yield Series performed better than the other two because it holds bonds that have the highest coupons, lowest credit quality and longest maturities. By comparison, bonds in the Insured Series carry the highest credit rating --
Triple A -- and offer lower interest rates than lesser quality bonds. The
Intermediate Series holds bonds with shorter maturities and lower yields, so its returns typically lag the other two
Series when interest rates decline.
(But it tends to provide more price
protection when interest rates climb.) All three Series beat their respective averages as measured by Lipper Analytical
Services, with the High Yield and Insured series doing so by a sizable margin.

Rates On Hold.
As May began, some investors wondered whether the Federal Reserve would increase the federal funds rate (what banks charge each other for overnight loans) when the central bankers met later in the month. This key, short-term interest rate was increased by a quarter percentage point to 5.5% in March.
Since changes in monetary policy are rarely made only once, a second rate increase was considered possible. But regulators left the rate unchanged through the end of October, indicating that they believed inflation was under control. The ensuing bond market rally gained momentum, pushing down the Bond
Buyer's Revenue Bond Index, a widely watched barometer of bond yields, to 5.49% in July, its lowest level since February
1994. Investors seeking solid returns
purchased municipal bonds, which offered attractive yields on an after-tax basis. Then too, concern about very volatile stock prices in October prompted some investors to steer funds into U.S.
Treasury securities and municipal
bonds.

We discuss each portfolio in detail on the following pages.

How Investments Compared.
    (As of 10/31/97)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
(PHOTO)
Prudential Municipal Bond Fund:
High Yield Series

Performance At A Glance.

Cumulative Total Returns1                 As
of 10/31/97

                           Six      One
Five       Ten      Since
                          Months    Year
Years     Years   Inception2
Class A                    6.90%    9.75%
45.77%     N/A       80.72%
Class B                    6.69     9.41
42.75     130.63%   125.52
Class C                    6.56     9.14
N/A       N/A       25.93
Class Z                    6.96     9.86
N/A       N/A       11.62
Lipper HY
Muni Avg3                  6.57     9.28
42.76     124.43      ***

Average Annual Total Returns1
As of 9/30/97

                          One      Five
Ten       Since
                          Year     Years
Years    Inception2
               Class A    6.97%    6.74%
N/A        7.47%
               Class B    4.74     6.78
8.47%      8.34
               Class C    8.47      N/A
N/A        7.29
               Class Z   10.32      N/A
N/A       10.27


Distributions and Yields
As of 10/31/97

Taxable Equivalent Yield5
         Total Dividends        30-Day
At Tax Rates Of
        Paid for Six Mos.      SEC Yield
36%           39.6%
Class A      $0.34               5.05%
7.89%          8.36%
Class B      $0.31               4.81
7.52           7.96
Class C      $0.30               4.56
7.13           7.55
Class Z      $0.34               5.31
8.30           8.79

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares automatically convert to Class
A shares on a quarterly basis,
after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class
C; and 9/16/96 for Class Z.

3 The Lipper fund average includes 50 funds for six months, 48 funds for one year, 23 funds for five years and 18 funds for 10 years.

4 Some investors may be subject to the
federal alternative minimum tax and/or
state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception Averages are Class
A, 78.07%; Class B, 126.31%;
Class C, 26.79%; and Class Z, 10.51% based on all funds in each share class.

We seek to maximize income eligible for
exclusion from federal income taxes by
investing in non-investment grade municipal bonds rated single-B or better by recognized credit rating agencies such as Standard & Poor's (S&P) or Moody's
Investors Service, or unrated bonds that our analysts believe are of comparable quality. On October 31, 1997, non-investment grade municipal bonds rated BB or below (or unrated bonds of comparable quality) comprised approximately 52% of the portfolio, down from about 55% on April
30, 1997. There can be no assurance
that the Series will achieve its investment objective.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/97.
             (GRAPH)

                         High Yield Series
What Went Well.
---------------------------------------------
----
Mergers Helped Us.
High yield or below investment grade
municipal bonds performed well over the
past six months. As tax-exempt interest rates edged lower, investors scrambled to purchase bonds that provided higher yields, pushing up prices of below investment grade municipal bonds. In addition, mergers and acquisitions in the health care and electric utilities industries helped bolster the value of some of our high yield bonds:

- Health care bonds, including those issued for hospitals, accounted for 19% of the Series' total investments as of October
31.  Cost cutting and consolidation
continue to benefit the hospital industry.

- A merger between Ohio Edison and Centerior
Energy was completed early in
November, shortly after the reporting period ended. However, tax-exempt bonds of both companies rallied in anticipation of the merger, which the companies expect to generate $1 billion in savings as operations are combined. Your
Series holds Ohio Water Development Authority bonds issued for Toledo Edison, a former subsidiary of Centerior Energy that is now operated by the new holding company called FirstEnergy Corp. We also welcomed the news that Moody's
Investors Service upgraded the credit rating of the bonds issued for Toledo
Edison in August along with certain other tax-exempt bonds associated with the merger.

And Not So Well.
---------------------------------------------
----
Recycling Hurt Us.
While below investment grade municipal bonds provide attractive returns, they also carry greater risk than higher quality bonds. For example, we owned bonds of Ponderosa Fibres project, whose proceeds were used to build a wastepaper recycling and de-inking facility located in Northampton, Pa. Construction of the plant fell behind schedule. Even though the bonds accounted for a small portion of the High Yield Series' total investments (about 0.43%), we sold them in September and took a loss as our analysts expect Ponderosa Fibres' difficulties to continue.

Five Largest
Issuers.

2.0%  Washington State Public
      Power Supply

2.0%  Village of Robbins
      Cook County Il.

1.9%  Chicago, Il.
      O'Hare Airport

1.7%  Clairborne County, MS

1.6%  NJ State Economic
      Development Authority

Expressed as a percentage of net assets as of 10/31/97.

      Credit Quality.
  Expressed as a percentage of
total investments as of 10/31/97.
          (GRAPH)

Christian Smith, Fund Manager
(PHOTO)

Prudential Municipal Bond Fund:
Insured Series

Performance At A Glance.

Cumulative Total Returns1              As of
10/31/97

                           Six      One
Five       Ten      Since
                          Months    Year
Years     Years   Inception2
Class A                    6.35%    7.66%
39.95%      N/A      75.43%
Class B                    6.13     7.23
37.18     116.93%   113.05
Class C                    6.00     6.96
N/A        N/A      22.55
Class Z                    6.31     7.82
N/A        N/A       9.36
Lipper INS
Muni Avg3                  6.11     7.38
40.20     121.85      ***

Average Annual Total Returns1
As of 9/30/97

                          One      Five
Ten       Since
                          Year     Years
Years    Inception2
               Class A    4.99%    5.86%
N/A        7.10%
               Class B    2.81     5.95
8.01%       7.77
               Class C    6.54      N/A
N/A        6.50
               Class Z    8.44      N/A
N/A        8.51

Distributions and Yields
As of 10/31/97

Taxable Equivalent Yield5
         Total Dividends        30-Day
At Tax Rates Of
        Paid for Six Mos.      SEC Yield
36%           39.6%
Class A      $0.26               4.18%
6.53%          6.92%
Class B      $0.24               3.91
6.11           6.47
Class C      $0.23               3.67
5.73           6.08
Class Z      $0.27               4.41
6.89           7.30

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares automatically convert to Class
A shares on a quarterly basis,
after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class
C; and 9/16/96 for Class Z.

3 The Lipper fund average includes 51 funds for six months, 49 funds for one year, 22 funds for five years and 17 funds for 10 years.

4 Some investors may be subject to the
federal alternative minimum tax and/or
state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception Averages are Class
A, 74.99%; Class B, 123.56%;
Class C, 24.72%; and Class Z, 8.48% based on all funds in each share class.

The Insured Series invests primarily in AAA-rated municipal obligations, or in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company rated AAA by
S&P, Moody's or another nationally recognized credit rating agency. The Series may also invest up to 5% of its total investments in municipal obligations rated A/A or Aa/AA by Moody's or S&P. There can be no assurance that the Series will achieve its investment objective.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/97.
             (GRAPH)
                                            2

                                   Insured
Series
What Went Well.
---------------------------------------------
----
Smooth Sailing.
Economic conditions remained nearly ideal this summer as the economy barreled ahead with inflation seemingly under control.
Among key inflationary gauges,
the producer price index continued to
decline, while the consumer price index
inched higher. As a result, the Federal
Reserve voted to leave the federal
funds rate unchanged. Not surprisingly,
municipal bond prices climbed sharply,
peaking in late July. We took advantage of this trend by lengthening duration
(a measure of the portfolio's sensitivity to interest rate changes) to as much as eight years in June, which enabled the Series to appreciate more rapidly.

We also enhanced the Series' returns by
purchasing insured, triple-A rated
hospital bonds, which typically carry higher yields than other types of insured bonds. Looking beyond the insurance company's promise to pay interest to bondholders in case of a default, investors demand more yield because hospital bonds' underlying security is not considered as strong as that of public projects backed by the taxing authority of a city or state. Hospital bonds comprised 14% of the Series' total investments as of October 31. In addition, we increased bonds subject to the alternative minimum tax (AMT) to 13% of total investments from 6% because they also offer higher yields.

And Not So Well.
---------------------------------------------
----
Rally Dies Out.
The bond rally of early summer sputtered in August as prices turned lower (and yields rose) after reports of unexpected strength in the U.S. jobs market and manufacturing sector fueled concern that another federal funds rate increase might be necessary to rein in economic growth. Our performance would have been even better had we shortened duration in August to protect the value of the Series as bond prices declined.

Five Largest
Issuers.

3.7%  Washington State Public
      Power Supply

3.2%  Municipal Electric
      Authority of Georgia

3.1%  Hawaii Electric

2.9%  District of Columbia
      General Obligation

2.9%  Detroit MI, Sewer

Expressed as a percentage of net assetsas of 10/31/97.

       Credit Quality.
  Expressed as a percentage of
total investments as of 10/31/97.
            (GRAPH)
                                         3

Scott K. Diamond, Fund Manager
(PHOTO)

Prudential Municipal Bond Fund:
Intermediate Series

Performance At A Glance.
Cumulative Total Returns1
As of 10/31/97

                           Six      One
Five       Ten      Since
                          Months    Year
Years     Years   Inception2
Class A                    5.04%    6.37%
33.72%     N/A       65.78%
Class B                    4.83     5.85
31.05     96.95%     93.47
Class C                    4.70     5.59
N/A       N/A       16.73
Class Z                    5.09     6.59
N/A       N/A        7.72
Lipper INT
Muni Avg3                  5.00     6.62
36.61    102.81       ***

Average Annual Total Returns1             As
of 9/30/97
                          One      Five
Ten       Since
                          Year     Years
Years    Inception2
[S]                      [C]      [C]
[C]        [C]
               Class A    3.68%    5.07%
N/A        6.33%
               Class B    1.36     5.10
6.84%       6.75
               Class C    5.10      N/A
N/A        4.92
               Class Z    7.17      N/A
N/A        7.10

Distributions and Yields                  As
of 10/31/97

Taxable Equivalent Yield5
         Total Dividends        30-Day
At Tax Rates Of
        Paid for Six Mos.      SEC Yield
36%           39.6%
[S]          [C]                 [C]
[C]            [C]
Class A      $0.22               3.45%
5.39%          5.71%
Class B      $0.20               3.16
4.94           5.23
Class C      $0.18               2.92
4.56           4.83
Class Z      $0.22               3.65
5.70           6.04

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares automatically convert to Class
A shares on a quarterly basis,
after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class
C; and 9/16/96 for Class Z.

3 The Lipper fund average includes 144 funds for six months, 138 funds for one year, 42 funds for five years and and 13 funds for 10 years.

4 Some investors may be subject to the
federal alternative minimum tax and/or
state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inception Averages are: Class
A, 67.63%; Class B, 104.08%;
Class C, 21.49% and Class Z, 7.68% based on all funds in each share class.

The Intermediate Series seeks to provide a high level of income that is eligible for exclusion from federal income taxes, consistent with preservation of capital. We purchase primarily investment grade municipal bonds with three- to 15-year maturities, and the Series will have a dollar-weighted average portfolio maturity of more than three years but less than 10 years. The Series is structured so that the prices of its shares are less sensitive to interest rate changes than if it held only longer term bonds. There can be no assurance that the Series will achieve its investment objective.

      Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/97.
               (GRAPH)

                             Intermediate
Series
What Went Well.
---------------------------------------------
----
Yield And More Yield.
Long-term municipal bond yields slid under 6% in early May and stayed below that threshold for the remainder of the reporting period, based on the Bond
Buyer Revenue Bond Index. So finding
attractively priced, investment grade
municipal bonds maturing in three to 15 years proved challenging. We persevered, however, and enhanced your
Series' returns by selectively buying
higher yielding triple-B rated bonds, which rose to 13% of total investments as of October 31. We also purchased triple-A rated insured hospital bonds, which generally yield more than other insured bonds. Hospital bonds, including insured and uninsured, accounted for 18.3% of total investments as of October
31, up from 15.2% at the start of the six-month period.

And Not So Well.
---------------------------------------------
----
Rally Dies Out.
The bond rally of early summer sputtered in August as prices turned lower (and yields rose) after reports of unexpected strength in the U.S. jobs market and manufacturing sector fueled concern that another federal funds rate increase might be necessary to rein in economic growth. Our performance would have been even better had we shortened duration in August to protect the value of the Series as bond prices declined.

The Outlook.
---------------------------------------------
----
Southeast Asia's economic upheaval spread through global stock markets in autumn, prompting investors to seek the relative safety of U.S. Treasuries and municipal bonds as the Dow Jones Industrial
Average plunged a record 554 points
on October 27. Should Asian financial turmoil continue, Treasuries and tax-exempt bond prices could rise further.
The financial malaise will likely
slow economic growth in several Asian
countries, and to a lesser extent, in
the United States if overseas corporate
profits decline. We believe long-term
interest rates could edge lower and bond prices climb further if the U.S.
economic growth decelerates.

Five Largest
Issuers.

8.9%  NJ Economic
      Development Authority

6.0%  Oklahoma Industrial
      Authority

4.4%  Austin, TX, Utilities

4.0%  Illinois Health
      Facilities Authority

4.0%  Dade County, FL,
      School District

Expressed as a percentage of net assets as of 10/31/97.

       Credit Quality.
  Expressed as a percentage of
total investments as of 10/31/97.
            (GRAPH)

President's Letter
December 18, 1997
---------------------------------------------
----------------------------------
                            It Was Another
Good Year.

Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

- Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it. (If you don't have one, see your Prudential
Financial Professional.) While past
performance is not indicative of future
results, many investors have profited
by he long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may change
the way you save for college, a retirement nest egg or other long-term financial goal.

Thank you for your continued confidence in Prudential Mutual Funds & Annuities.
In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--96.9%
---------------------------------------------
---------------------------------------------
------------------------------------
Alabama--0.4%
Ft. Payne Ind. Dev. Brd. Rev., Gametime Inc.
NR               10.25%       8/01/09   $
3,954 (c) $    4,479,566
---------------------------------------------
---------------------------------------------
------------------------------------
Arizona--1.9%
Coconino Cnty. Pol. Ctrl. Corp. Rev.
   Tucson Elec. Pwr., Navajo A
B2                7.125      10/01/32
5,000          5,469,150
   Tucson Elec. Pwr., Navajo B
B2                7.00       10/01/32
1,700          1,857,199
Ft. Mojave Indian Tribe Wtr. & Swr. Rev.
NR               10.25        9/01/19
3,000 (e)        900,000
Pima Cnty. Ind. Dev. Auth.,
   Multifam. Mtge. Rev., La Cholla Proj.
NR                8.50        7/01/20
9,775         10,104,418
   Tuscon Elec. Pwr. Co., Ser. A
B2                6.10        9/01/25
2,000          2,020,360

--------------

20,351,127
---------------------------------------------
---------------------------------------------
------------------------------------
Arkansas--0.7%
Northwest Arkansas Reg'l. Arpt. Auth. Rev.
NR                7.625       2/01/27
7,000          7,459,690
---------------------------------------------
---------------------------------------------
------------------------------------
California--11.7%
California Hsg. Fin. Agcy. Rev., Home Mtge.,
Ser. G           Aa                8.15
8/01/19        795            819,860
Corona Ctfs. of Part., Vista Hosp. Sys. Inc.,
Ser. C          NR                8.375
7/01/11     10,000         10,895,500
Delano Ctfs. of Part., Reg'l. Med. Ctr., Ser.
A               NR                9.25
1/01/22      6,735          7,890,187
Folsom Spec. Tax Dist. No. 2
NR                7.70       12/01/19
3,130          3,418,085
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.
NR                6.95        9/01/23
6,195 (e)      3,407,250
   Multifam. Hsg. Rev., Pacific Court Apts.,
Issue B          NR                6.80
9/01/13      3,805 (e)      2,092,750
Los Angeles Regl. Arpts. Impvt. Corp., Cont.
Air
   Sublease
NR                9.25        8/01/24
10,270         12,312,703
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg.
Linked
   Savrs. & Ribs
Aa3               6.20        2/14/11
7,000          7,799,330
Richmond Redev. Agcy. Rev., Multifam. Bridge
Affordable
   Hsg.
NR                7.50        9/01/23
10,000         10,030,400
Riverside Cnty. Asset Leasing Corp. Leasehold
Rev.            Aaa             Zero
6/01/20     17,905          5,304,535
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/09
1,740            977,306
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/11
1,890            936,816
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/14
2,220            921,322
Sacramento City Fin. Auth. Rev., Tax Alloc.,
M.B.I.A.         Aaa             Zero
11/01/15      5,695          2,193,999
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Elliot Ranch
NR                8.20        8/01/21
3,750 (c)      3,942,975
   Dist. No. 1, Laguna Creek Ranch
NR                8.25       12/01/20
4,500          4,863,735

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
California (cont'd.)
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.
NR               Zero         1/01/11   $
12,900     $    6,638,340
   Toll Rd. Rev.
NR               Zero         1/01/14
8,420          3,637,272
   Toll Rd. Rev.
NR              Zero          1/01/25
10,000          2,354,000
San Joaquin Hills Trans. Toll Ref., Ser. A
Baa3              5.50%       1/15/28
3,000          2,960,550
San Luis Obispo Ctfs. of part., Vista Hosp.
Sys., Inc.        NR                8.375
7/01/29      4,000          4,142,400
Santa Margarita/Dana Point Auth., Impvt.
Dist.,
   Ser. A, M.B.I.A.
Aaa               7.25        8/01/13
1,990          2,473,869
   Ser. B, M.B.I.A.
Aaa               7.25        8/01/12
3,000          3,715,950
So. California Pub. Pwr. Auth. Trans., Cap.
Apprec.           Aa              Zero
7/01/14      8,500          3,548,835
So. San Francisco Redev. Agcy., Tax Alloc.,
Gateway
   Redev. Proj.
NR                7.60        9/01/18
2,375          2,579,274
So. Tahoe Joint Pwrs. Fin.
NR                8.00       10/01/01
5,795          5,938,484
Turlock Irrigation Dist. Rev., Ser. A
Aaa               6.25        1/01/12
5,000          5,655,850
Victor Valley Union H.S. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/12
3,605          1,678,596
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/14
4,740          1,958,568
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/16
3,990          1,462,694

--------------

126,551,435
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--3.3%
Denver Urban Ren. Auth. Tax,
   Inc. Rev.
NR                7.50        9/01/04
3,000          3,184,290
   Inc. Rev.
NR                7.75        9/01/16
4,000          4,404,280
Eagle Cnty. Co., Lake Creek Affordable Hsg.,
Ser. A           NR                8.00
12/01/23     11,505         12,070,816
San Miguel Cnty., Mountain Vlge. Met. Dist.
NR                8.10       12/01/11
3,200          3,615,968
Superior Met. Dist. No. 1, Wtr. & Swr.,
   Rev.
NR                7.50       12/01/98
1,600          1,639,568
   Rev.
NR                8.50       12/01/13
8,900          9,937,918

--------------

34,852,840
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--1.0%
Connecticut St. Dev. Auth. Mystic Marinelife
Aquarium
   Proj. Rev.
NR                7.00       12/01/27
1,500          1,580,640
Connecticut St. Dev. Auth. Swr., Netco
Waterbury Ltd.         NR
9.375       6/01/16      8,000
9,347,040

--------------

10,927,680

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
District Of Columbia--0.9%
Dist. of Columbia Rev., Nat'l. Public Radio
NR               7.625%       1/01/18   $
8,800     $    9,489,040
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--4.3%
Crossings At Fleming Island Cmnty. Dev.
Dist., Clay City      NR               8.25
5/01/16      7,860          8,603,242
Escambia Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hosp.
   Ref., Ser. A
BBB+(b)          8.60        10/01/02
3,375          3,562,042
Florida Hsg. Fin. Agcy., Palm Aire Proj.,
Multifam.
   Mtge. Rev.
NR              10.00         1/01/20
9,448 (e)      7,417,066
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A
NR               8.20         5/01/24
1,960          2,151,963
   Ser. A
NR               8.30         5/01/24
1,720          1,897,538
Orlando Util. Comm., Wtr. & Elec. Rev., Ser.
D                Aa               6.75
10/01/17      2,000          2,412,440
Palm Beach Cnty. Hsg. Auth., Banyan Club
Apts.                NR               7.75
3/01/23      4,500          4,858,245
Sarasota Hlth. Facs., Kobernick Hsg. Meadow
Park Proj.        Aaa             10.00
7/01/22      6,855 (c)      8,579,307
Seminole Cnty. Ind. Dev. Auth. Rev., Fern
Park                NR               9.25
4/01/12      5,990          6,008,988

--------------

45,490,831
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--3.4%
Atlanta Arpt. Facs. Rev.
Aaa             Zero          1/01/10
2,000          1,020,080
Atlanta Urban Res. Fin. Auth., Clark Atlanta
Univ. Dorm.
   Proj.
NR                9.25        6/01/10
4,440 (c)      5,100,272
Effingham Cnty. Dev. Auth., Ft. Howard Corp.
Baa3              7.90       10/01/05
10,000         10,773,400
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.
Aaa               6.375       1/01/14
6,000          6,842,100
Henry Cnty. Wtr. & Swg. Auth. Rev.
Aaa               6.15        2/01/20
3,000          3,398,610
Rockdale Cnty. Dev. Auth., Solid Wste. Disp.
Rev.             NR                7.50
1/01/26      8,100          8,732,205

--------------

35,866,667
---------------------------------------------
---------------------------------------------
------------------------------------
Hawaii--0.7%
Hawaii Cnty. Impvt. Dist. No. 17
NR                9.50        8/01/11
6,565          7,048,841
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--9.7%
Chicago Brd. Edl., Lease Ctfs., Ser. A,
M.B.I.A.              Aaa               6.00
1/01/20     10,000         10,878,200
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines Proj., Ser. B
Baa2              8.20       12/01/24
1,000          1,206,280
   United Airlines, Ser. B
Baa2              8.45        5/01/07
6,000          6,594,360
   United Airlines, Ser. B
Baa2              8.50        5/01/18
6,500          7,151,430
   United Airlines, Ser. B
Baa2              8.85        5/01/18
2,700          3,076,515
   United Airlines, Ser. B
Baa2              8.95        5/01/18
2,320          2,635,891

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois (cont'd.)
Chicago Pub. Bldg. Comm. Rev., Ser. A
Aaa               7.00%       1/01/20   $
6,530     $    7,908,744
Hennepin Ind. Dev. Rev., Exolon-Esk Co. Proj.
NR                8.875       1/01/18
8,000          9,017,280
Illinois Reg'l. Trans. Auth. Ref.
Aaa               6.00        6/01/14
3,530          3,874,175
Illinois St. Hlth. Facs. Auth. Rev.,
   Adventist Living Ctr.
NR               11.00       12/01/15
2,245 (e)        202,010
   Beacon Hill Proj., Ser. A
NR                9.00        8/15/19
7,135          7,597,562
   Midwest Physician Group Ltd. Proj.
BBB-(b)           8.10       11/15/14
3,075          3,481,792
   Midwest Physician Group Ltd. Proj.
BBB-(b)           8.125      11/15/19
3,285          3,720,164
Illinois, Ser. K, A.M.B.A.C.
Aaa               6.25        1/01/13
6,825          7,631,032
Kane And De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa             Zero         12/01/11
3,360          1,608,398
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa             Zero         12/01/13
4,065          1,725,349
Vlge. of Robbins, Cook Cnty. Robbins Res.
Rec.                NR                8.375
10/15/16     20,000         21,021,600
Winnebago Cnty. Hsg. Auth., Park Tower
Assoc., Sec. 8         NR
8.125       1/01/11      4,041
4,297,324

--------------

103,628,106
---------------------------------------------
---------------------------------------------
------------------------------------
Indiana--2.2%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.
Baa3              7.85        8/01/15
7,500          8,532,075
Indianapolis Int'l. Arpt. Auth. Rev., Federal
Express
   Corp. Proj.
Baa2              7.10        1/15/17
6,000          6,727,200
Wabash Econ. Dev. Rev. Bonds, Connell Ltd.
NR                8.50       11/24/17
7,250          8,070,120

--------------

23,329,395
---------------------------------------------
---------------------------------------------
------------------------------------
Iowa--2.7%
City of Cedar Rapids Rev.,
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/18
9,375         10,633,500
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/25
4,435          5,020,154
Iowa St. Fin. Auth., Hlth. Care Facs. Rev.,
Mercy Hlth.
   Initiatives Proj.
NR                9.25        7/01/25
10,000         13,163,500

--------------

28,817,154
---------------------------------------------
---------------------------------------------
------------------------------------
Kentucky--0.8%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.
Aaa             Zero          1/01/10
8,250          4,497,075
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/14
5,000          2,146,350
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/16
6,650          2,534,914

--------------

9,178,339

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--3.3%
Hodge Util. Rev., Stone Container Corp.
NR                9.00%       3/01/10   $
7,000     $    7,584,640
New Orleans Home Mtge. Auth. Rev., Sngl. Fam.
Mtge.,
   Ser. A, G.N.M.A.
Aaa               8.60       12/01/19
1,670 (f)      1,734,212
New Orleans Ind. Dev. Rev.
BB+(b)            8.75       10/01/19
3,600          4,198,320
New Orleans, Gen Oblig., Cap. Apprec.,
A.M.B.A.C.             Aaa             Zero
9/01/18      3,090          1,016,177
St. Charles Parish Poll. Ctrl. Rev.,
   Pwr. & Lt. Co.
Baa3              8.25        6/01/14
10,000         10,800,000
   Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14
3,500          3,816,505
West Feliciana Parish Poll. Ctrl. Rev., Gulf
St. Util.
   Co. Proj.
NR                9.00        5/01/15
5,250          5,886,982

--------------

35,036,836
---------------------------------------------
---------------------------------------------
------------------------------------
Maryland--1.9%
Anne Arundel Cnty. 1st Mtge. Rev., Pleasant
Living Conv.      NR                8.50
7/01/13      3,230          3,474,026
Northeast Wste. Disp. Auth.,
   Sludge Comp. Fac.
VMIG1             7.25        7/01/07
4,059          4,436,771
   Sludge Comp. Fac.
NR                8.50        7/01/07
3,095          3,361,387
Washington Sub. San. Dist.
   Ref., Gen. Const.
Aa1               6.00        6/01/18
3,705          4,126,740
   Ref., Gen. Const.
Aa1               6.00        6/01/19
3,940          4,400,586

--------------

19,799,510
---------------------------------------------
---------------------------------------------
------------------------------------
Massachusetts--4.3%
Boston Ind. Dev. Fin. Auth. Ind. Rev., 1st
Mtge.
   Springhouse Proj.
NR                9.25        7/01/15
8,000          9,188,320
Mass. Bay Trans. Auth., Gen. Trans. Sys.,
Ser. A,
   F.G.I.C.
Aaa               7.00        3/01/21
7,500          9,300,000
Mass. St. Coll. Bldg. Proj. and Ref. Bonds
A1                7.50        5/01/14
1,750          2,205,717
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cardinal Cushing Gen. Hosp.
NR                8.875       7/01/18
7,500          8,068,950
   St. Josephs Hosp., Ser. C
NR                9.50       10/01/20
5,640 (c)      6,302,813
Mass. St. Ind. Fin. Agcy. Cont. Res., Ser. A
NR                9.50        2/01/00
1,650          1,701,827
Mass. St. Ind. Fin. Agcy. Rev., Glenmeadow
Proj.              NR                7.00
2/15/06      3,700          3,710,656
Randolph Hsg. Auth., Multifam. Hsg., Liberty
Place Proj.
   A, Ser. A
NR                9.00       12/01/21
5,920          5,925,269

--------------

46,403,552
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--4.3%
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/10
3,000          1,591,860

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan (cont'd.)
   Cap. Apprec., M.B.I.A.
Aaa              Zero         6/01/11   $
3,160     $    1,573,427
   Cap. Apprec., M.B.I.A.
Aaa              Zero         6/01/12
3,000          1,408,980
Gratiot Cnty. Econ. Dev. Corp., Danley Die
Proj. Connell
   L.P.
NR                7.625%      4/01/07
3,200          3,483,232
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.
Aaa             Zero          5/01/17
2,950          1,037,781
Lowell Area Sch., F.G.I.C.
Aaa             Zero          5/01/14
5,000          2,092,350
Michigan St. Hosp. Fin. Auth. Rev., Saratoga
Cmnty.
   Hosp.
NR                8.75        6/01/10
6,345          7,169,913
Michigan Strategic Fund Ltd. Oblig. Rev.,
Great Lakes
   Pulp & Fibre Proj.
NR               10.25       12/01/16
20,000 (e)     10,400,000
Michigan Strategic Fund, Solid Wste. Disp.,
Gennese Pwr.
   Station
NR                7.50        1/01/21
10,000         10,650,700
Wayne Cnty. Bldg. Auth., Ser. A
Baa2              8.00        3/01/17
3,500 (c)      4,060,385
West Ottawa Sch. Dist.,
   F.G.I.C.
Aaa             Zero          5/01/15
4,825          1,905,489
   F.G.I.C.
Aaa             Zero          5/01/18
3,000            994,320

--------------

46,368,437
---------------------------------------------
---------------------------------------------
------------------------------------
Minnesota--0.4%
Minneapolis St. Paul Hsg. Fin. Brd.,
Multifam. Mtge.
   Rev., Riverside Plaza, G.N.M.A.
AAA(b)            8.25       12/20/30
4,000          4,154,840
---------------------------------------------
---------------------------------------------
------------------------------------
Mississipi--1.7%
Claiborne Cnty. Poll. Ctrl. Rev.,
   Mid. So. Engy. Sys.
Ba1               9.875      12/01/14
6,100          6,615,511
   Mid. So. Engy. Sys., Ser. A
Ba1               9.50       12/01/13
10,350         11,184,107

--------------

17,799,618
---------------------------------------------
---------------------------------------------
------------------------------------
Missouri--2.1%
Sikeston Elec. Rev. Ref., M.B.I.A.
Aaa               6.00        6/01/15
9,250         10,174,445
St. Louis Cnty. Ind. Dev. Auth. Rev.,
   Soemm Proj.
NR               10.25        7/01/08
1,560          1,564,836
   Soemm Proj.
NR               10.25        7/01/08
590            591,829
St. Louis Cnty. Reg. Conv. & Sports Comp.,
Ser. C             Aaa               7.90
8/15/21      8,820 (c)     10,411,216

--------------

22,742,326
---------------------------------------------
---------------------------------------------
------------------------------------
Nebraska--0.2%
Nebraska Invest. Fin. Auth., G.N.M.A., Sngl.
Fam. Mtge.
   Rev.,
   Ser. I, M.B.I.A.
Aaa               8.125       8/15/38
1,795          1,858,022

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New Hampshire--1.4%
New Hampshire Higher Edl. & Hlth. Facs. Auth.
Rev.,
   Antioch College
NR               7.875%      12/01/22   $
5,405     $    5,937,555
   Havenwood/Heritage Heights
NR               9.75        12/01/19
7,595 (c)      8,665,819

--------------

14,603,374
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--6.3%
New Jersey Econ. Dev. Corp. Rev., Ref. Newark
Arpt.
   Marriot Hotel
NR               7.00        10/01/14
3,800          4,084,848
New Jersey Hlthcare Facs., Fin. Auth. Rev.
NR               8.00         7/01/27
5,000          5,332,550
New Jersey St. Econ. Dev. Auth. Rev., 1st
Mtge.,
   Fellowship Vlge., Proj. A
NR               9.25         1/01/25
11,500         13,875,210
   Keswick Pines Proj.
NR               7.75         1/01/01
3,095          3,133,254
New Jersey St. Ref., Ser. E
Aa1              6.00         7/15/10
10,000         11,130,800
New Jersey St. Tpke. Auth. Rev., Ser. C,
M.B.I.A.             Aaa              6.50
1/01/16     11,000         12,744,710
New Jersey St. Trans. Trust Fund Auth.,
Trans. Sys.,
   M.B.I.A.
Aaa              6.50         6/15/11
14,500         16,785,200

--------------

67,086,572
---------------------------------------------
---------------------------------------------
------------------------------------
New York--2.9%
Met. Trans. Auth. Facs. Rev., Ser. N,
F.G.I.C.                Aaa             Zero
7/01/13      8,340          3,771,598
New York City Ind. Dev. Agcy.,
   Amer. Airlines Inc.
Baa2              8.00        7/01/20
3,320          3,496,491
   Mesorah Pub. Ltd.
NR               10.25        3/01/19
1,886          2,032,033
   Visy Paper Inc. Proj.
NR                7.95        1/01/28
6,500          7,417,865
New York City, Ser. I
Baa1              6.25        4/15/27
3,000          3,177,480
New York Hosp. Rev., Newark Wayne Cmnty.
Hosp. Inc.,
   Ser. A
NR                7.60        9/01/15
2,365          2,459,222
New York St. Dorm. Auth. Rev., Colgate Univ.,
M.B.I.A.        Aaa               6.00
7/01/21      3,350          3,712,168
Port Auth. of New York & New Jersey, USAir
LaGuardia
   Arpt.
B3                9.125      12/01/15
4,000          4,534,480

--------------

30,601,337
---------------------------------------------
---------------------------------------------
------------------------------------
North Dakota--1.1%
Mercer Cnty., Antelope Valley Station,
A.M.B.A.C              Aaa               7.20
6/30/13     10,000         11,995,900
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--3.8%
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/12
1,000            462,070
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/13
1,500            653,310
   1st Mtge., Ser. A, M.B.I.A.
Aaa             Zero         11/15/09
3,000          1,665,210

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio (cont'd.)
Mahoning Valley San. Dist. Wtr. Rev.
NR                7.75%       5/15/19   $
8,000     $    8,870,240
Montgomery Cnty. Hlthcare. Facs. Rev.,
Friendship Vlge.
   Dayton, Proj. B
NR                9.25        2/01/16
4,500          4,787,505
Ohio St. Air Quality Dev. Auth. Ref., Amt.
Coll. Poll.
   Ctrl., Ser. A
Ba1               6.10        8/01/20
3,000          3,057,660
Ohio St. Solid Wste. Rev.,
   Cscltd. Proj.
NR                8.50        8/01/22
5,000          5,131,950
   Rep. Eng. Steels Inc.
NR                9.00        6/01/21
2,250          2,346,345
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs.,
1st Mtge.,
   Toledo Edison
Ba2               8.00       10/01/23
5,500          6,249,980
Stark Cnty. Hlthcare. Facs. Rev., Rose Lane
Inc. Proj.        NR                9.00
12/01/23      6,135          6,820,218

--------------

40,044,488
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--1.6%
Grand River Dam Auth. Rev., A.M.B.A.C.
Aaa               6.25        6/01/11
12,000         13,516,080
Tulsa Ind. Dev. Auth., Univ. Tulsa, Ser. A,
M.B.I.A.          Aaa               6.00
10/01/16      3,250 (f)      3,560,505

--------------

17,076,585
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--4.5%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp.
Hlth. Ctr.       NR                8.50
1/01/20      2,800          3,036,264
Berks Cnty. Mun. Auth. Rev.,
   Adventist Living Ctrs. Proj.
NR               11.00       12/01/15
367 (e)         33,072
   Alvernia Coll. Proj.
NR                7.75       11/15/16
5,240          5,675,601
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med.
Ctr. Proj.       BBB-(b)           8.625
10/15/13      6,570          7,869,217
Lancaster Cnty. Solid Wste. Mgmt., Res. Rec.
Auth. Sys.
   Rev., Ser. A
Baa2              8.50       12/15/10
5,965          6,192,147
Philadelphia Auth., Ind. Dev. Rev.
NR                7.75       12/01/17
5,000          5,549,000
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.
Aaa               6.25        8/01/10
2,500          2,809,400
   M.B.I.A.
Aaa               6.25        8/01/12
3,000          3,367,620
Somerset Cnty. Hosp. Auth. Rev.,
   Hlthcare 1st Mtge.
NR                8.40        6/01/09
2,305          2,546,495
   Hlthcare 1st Mtge.
NR                8.50        6/01/24
8,805          9,724,154
Wilkes Barre Gen. Mun. Auth. Coll. Rev.,
Misericordia
   Coll., Ser. A
NR                7.75       12/01/12
1,245          1,363,325

--------------

48,166,295
---------------------------------------------
---------------------------------------------
------------------------------------
Rhode Island--1.1%
Rhode Island Hsg. & Mtge. Fin. Corp.,
Homeownership
   Opport., Ser. 1A
Aa2               8.20       10/01/17
175            175,481
Rhode Island Redev. Agcy., Ser. A
NR                8.00        9/01/24
10,560         11,560,877

--------------

11,736,358

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
South Carolina--0.4%
So. Carolina St. Hsg. Fin. & Dev. Auth.,
Homeownership
   Mtge.
Aa2               7.75%       7/01/22   $
4,345     $    4,600,747
---------------------------------------------
---------------------------------------------
------------------------------------
South Dakota--0.5%
So. Dakota Econ. Dev. Fin. Auth., Dakota Park
NR               10.25        1/01/19
5,000          5,324,750
---------------------------------------------
---------------------------------------------
------------------------------------
Tennessee--1.4%
Knox Cnty. Hlth. & Edl. Facs. Rev., Baptist
Hlth. Hosp.       Aaa               8.50
4/15/04      5,905 (c)      6,380,943
Rutherford Cnty. Hlth. & Edl. Facs., Brd. 1st
Mtge. Rev.      NR                9.50
12/01/19      7,300          8,394,562

--------------

14,775,505
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--3.1%
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge.
Rev.               A                 9.20
3/01/12      1,470          1,661,423
Houston Arpt. Sys. Rev.
Ba2               6.125       7/15/27
3,200          3,295,168
Houston Wtr. & Swr. Sys. Rev., Ser. C,
A.M.B.A.C.             Aaa             Zero
12/01/10      5,000          2,570,700
Keller Ind. Sch. Dist., Cap. Apprec. Ref.,
Ser. A,
   P.S.F.G.
Aaa             Zero          8/15/17
4,075          1,397,970
New Braunfels Ind. Sch. Dist.,
   Cap. Apprec.
Aaa             Zero          2/01/08
2,365          1,432,717
   Cap. Apprec.
Aaa             Zero          2/01/09
2,365          1,349,469
   Cap. Apprec.
Aaa             Zero          2/01/12
2,365          1,122,287
   Cap. Apprec.
Aaa             Zero          2/01/13
1,365            610,182
Round Rock Ind. Sch. Dist., Gen. Oblig.,
M.B.I.A.             Aaa             Zero
8/15/11      4,385          2,146,019
San Antonio Elec. & Gas Rev.,
   F.G.I.C.
Aaa             Zero          2/01/09
5,000          2,853,000
   Ser. B, F.G.I.C.
Aaa             Zero          2/01/12
7,500          3,559,050
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev.,
Foundation
   Proj.
NR               10.25        9/01/19
5,000          5,287,600
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.
Aaa             Zero          9/01/15
16,300          6,269,632

--------------

33,555,217
---------------------------------------------
---------------------------------------------
------------------------------------
Utah--0.8%
Carbon Cnty. Solid Wste. Disp. Rev. Ref.,
Laidlaw
   Environmental, Ser. A
NR                7.45        7/01/17
1,500          1,633,485
Intermountain Pwr. Agcy., Utah Pwr. Supply
Rev.               Aaa               5.75
7/01/19      3,000          3,110,820
Tooele Cnty Poll. Ctrl. Rev. Ref., Laidlaw
   Environmental, Ser. A
NR                7.55        7/01/27
4,000          4,379,920

--------------

9,124,225

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Virginia--1.7%
Loudoun Cnty. Ind. Dev. Auth., Rev.
NR               7.125%       9/01/15   $
2,000     $    2,182,780
Norfolk Redev. & Hsg. Auth., Multifam. Rental
Hsg. Fac.
   Rev.
NR               8.00         9/01/26
6,000          6,120,060
Pittsylvania Cnty. Ind. Dev. Auth. Rev.
Multitrade            NR               7.55
1/01/19      9,000          9,850,680

--------------

18,153,520
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--3.3%
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.
Aaa              Zero         2/01/10
870            466,659
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/11
1,200            603,912
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/12
1,300            616,902
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/14
1,385            582,656
Chelan Cnty. Pub. Util., Dist. No. 1,
Columbia River
   Rock, Hydro Elec. Sys. Rev.
Aaa             Zero          6/01/15
7,585          2,982,270
Thurston Cnty. Sch. Dist. 333,
   F.G.I.C.
Aaa             Zero         12/01/12
6,830          3,102,869
   Ser. B, F.G.I.C.
Aaa             Zero         12/01/11
6,415          3,091,966
Washington St. Ref., Ser R, 97A
Aa1             Zero          7/01/16
7,000          2,523,990
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. B
Aa1               7.25        7/01/09
5,000          5,980,000
   Nuclear Proj. No. 3
Aaa               6.00        7/01/09
3,530          3,858,502
   Nuclear Proj. No. 3, M.B.I.A.
Aaa             Zero          7/01/16
10,000          3,612,300
   Nuclear Proj. No. 3, M.B.I.A.
Aaa             Zero          7/01/17
5,000          1,710,250
   Nuclear Proj. No. 3, Ser. B, M.B.I.A.
Aaa               7.125       7/01/16
5,000          6,072,050

--------------

35,204,326
---------------------------------------------
---------------------------------------------
------------------------------------
West Virginia--1.1%
So. Charleston Ind. Dev. Rev., Union Carbide
Chem. &
   Plastics Co.
Baa2              8.00        8/01/20
2,450          2,650,361
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.
B2                8.625      11/01/14
4,000          4,170,680
West Virginia St. Hsg. Dev. Fund Hsg. Fin.,
Ser. A            Aaa               7.95
5/01/17      1,160          1,176,344
West Virginia St. Pkwys. Econ. Dev. & Tourism
Auth.,
   F.G.I.C.
Aaa             Zero          5/16/19
3,250 (d)      3,428,750

--------------

11,426,135

--------------
Total long-term investments (cost
$966,071,987)
1,035,109,186

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           HIGH
YIELD SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
SHORT-TERM INVESTMENTS--1.4%
---------------------------------------------
---------------------------------------------
------------------------------------
North Carolina--0.5%
Halifax Cnty. Ind. Facs. & Poll. Ctrl.,
Westmoreland
   L.G. & E. Partners, Ser. 93, F.R.D.D.
A1+(b)           4.15%       11/03/97   $
5,000     $    5,000,000
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--0.9%
Brazos River Harbor Nav. Dist. Rev., F.R.D.D.
   Dow Chemical Co.
P1                4.30       11/03/97
2,200          2,200,000
   Dow Chemical Co., Ser. A
P1                4.30       11/03/97
2,100          2,100,000
West Side Calhoun Cnty. Nav. Dist., Swr. &
Solid Wste.
   Disp. Rev., F.R.D.D.
Aa2               4.25       11/02/97
5,200          5,200,000

--------------

9,500,000

--------------
Total short-term investments (cost
$14,500,000)
14,500,000

--------------
---------------------------------------------
---------------------------------------------
------------------------------------
Total Investments--98.3%
(cost $980,571,987; Note 4)
1,049,609,186
Other assets in excess of liabilities--1.7%
17,956,683

--------------
Net Assets--100%
$1,067,565,869

--------------

--------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond
Assurance Corporation
    F.G.I.C.--Financial Guaranty Insurance
Company
    F.R.D.D.--Floating Rate (Daily) Demand
Note (g)
    G.N.M.A.--Government National Mortgage
Association
    M.B.I.A.--Municipal Bond Insurance
Association
    P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by
escrowed cash and/or direct U.S.
guaranteed obligations.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at
period end.
(e) Issuer in default of interest payment.
Non-income producing security.
(f) Principal amount pledged as initial
margin on financial futures contracts.
(g) The maturity date shown is the later of
the next date on which the security
    can be redeemed at par or the next date
on which the rate of interest is
    adjusted.
NR--Not Rated by Moody's or Standard &
Poor's.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     17

Statement of Assets and Liabilities
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$980,571,987)................................
 .................................
$1,049,609,186
Cash.........................................
 .............................................
 ................                5,345
Interest
receivable...................................
 .............................................
 .......           19,827,068
Receivable for Series shares
sold.........................................
 ................................
1,894,917
Receivable for investments
sold.........................................
 ..................................
60,000
Deferred expenses and other
assets.......................................
 .................................
23,190

----------------
   Total
assets.......................................
 .............................................
 .......        1,071,419,706

----------------
Liabilities
Dividends
payable......................................
 .............................................
 ......            1,815,814
Payable for Series shares
reacquired...................................
 ...................................
1,215,509
Management fee
payable......................................
 .............................................
 .              403,666
Distribution fee
payable......................................
 ............................................
321,891
Due to broker - variation
margin.......................................
 ...................................
53,125
Accrued
expenses.....................................
 .............................................
 ........               43,832

----------------
   Total
liabilities..................................
 .............................................
 .......            3,853,837

----------------
Net
Assets.......................................
 .............................................
 ............       $1,067,565,869

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ........................       $      949,644
   Paid-in capital in excess of
par..........................................
 .............................
1,015,673,447

----------------

1,016,623,091
   Accumulated net realized loss on
investments..................................
 .........................
(18,041,296)
   Net unrealized appreciation of
investments..................................
 ...........................
68,984,074

----------------
Net assets, October 31,
1997.........................................
 .....................................
$1,067,565,869

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($382,078,532 / 33,985,479 shares of
beneficial interest issued and
outstanding)....................
$11.24
   Maximum sales charge (3% of offering
price).......................................
 .....................                  .35

----------------
   Maximum offering price to
public.......................................
 ................................
$11.59

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($663,906,949 / 59,058,837 shares of
beneficial interest issued and
outstanding)....................
$11.24

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($15,719,222 / 1,398,327 shares of
beneficial interest issued and
outstanding)......................
$11.24

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($5,861,166 / 521,760 shares of
beneficial interest issued and
outstanding).........................
$11.23

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     18

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income
October 31, 1997
Income
   Interest................................
$ 35,321,046

----------------
Expenses
   Management fee..........................
2,528,168
   Distribution fee--Class A...............
181,482
   Distribution fee--Class B...............
1,678,789
   Distribution fee--Class C...............
45,917
   Transfer agent's fees and expenses......
242,000
   Custodian's fees and expenses...........
79,000
   Reports to shareholders.................
36,000
   Registration fees.......................
31,000
   Legal fees and expenses.................
15,000
   Insurance expense.......................
11,000
   Audit fee...............................
8,000
   Trustees' fees and expenses.............
8,000
   Miscellaneous...........................
4,935

----------------
      Total expenses.......................
4,869,291
   Less: Management fee waiver.............
(174,190)
      Custodian fee credit.................
(172)

----------------
      Net expenses.........................
4,694,929

----------------
Net investment income......................
30,626,117

----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
(21,652)
   Financial futures contract
      transactions.........................
467,610

----------------

445,958

----------------
Net change in unrealized
   appreciation/depreciation of:
   Investments.............................
37,616,224
   Financial futures contracts.............
(53,125)

----------------

37,563,099

----------------
Net gain on investments....................
38,009,057

----------------
Net Increase in Net Assets
Resulting from Operations..................
$ 68,635,174

----------------

----------------

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Changes in Net Assets
(Unaudited)

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)               October 31,
April 30,
in Net Assets                         1997
1997
Operations
   Net investment income.......  $
30,626,117    $   63,368,111
   Net realized gain (loss) on
      investment
      transactions.............
445,958        (4,271,817)
   Net change in unrealized
      appreciation of
      investments..............
37,563,099        18,105,192
                                 ------------
--    --------------
   Net increase in net assets
      resulting from
      operations...............
68,635,174        77,201,486
                                 ------------
--    --------------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A..................
(11,052,900)      (18,998,681)
      Class B..................
(19,107,315)      (43,873,295)
      Class C..................
(334,239)         (467,478)
      Class Z..................
(131,663)          (28,657)
                                 ------------
--    --------------

(30,626,117)      (63,368,111)
                                 ------------
--    --------------
   Distributions in excess of
      net investment income
      Class A..................
--           (39,610)
      Class B..................
--           (82,405)
      Class C..................
--              (965)
      Class Z..................
--               (28)
                                 ------------
--    --------------

--          (123,008)
                                 ------------
--    --------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...............
88,776,645       116,459,010
   Net asset value of shares
      issued in reinvestment of
      dividends................
13,515,590        28,109,610
   Cost of shares reacquired...
(84,604,266)     (175,001,590)
                                 ------------
--    --------------
   Net increase (decrease) in
      net assets from Series
      share transactions.......
17,687,969       (30,432,970)
                                 ------------
--    --------------
Total increase (decrease)......
55,697,026       (16,722,604)
Net Assets
Beginning of period............
1,011,868,843     1,028,591,447
                                 ------------
--    --------------
End of period..................
$1,067,565,869    $1,011,868,843
                                 ------------
--    --------------
                                 ------------
--    --------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     19

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--98.5%
---------------------------------------------
---------------------------------------------
------------------------------------
Alabama--0.7%
Huntsville Solid Wste. Disp. Auth., F.G.I.C.
Aaa               7.00%      10/01/08   $
2,000      $  2,172,000
Jefferson Cnty. Swr. Rev. Wste., Ser. D,
F.G.I.C.              Aaa               5.75
2/01/22      1,200         1,241,100

------------

3,413,100
---------------------------------------------
---------------------------------------------
------------------------------------
Alaska--2.2%
Alaska St. Engy. Auth. Pwr. Rev., Bradley
Lake Hydro, 1st
   Ser., A.M.B.A.C.
Aaa               7.25        7/01/16
2,000 (h)     2,133,360
Anchorage Hosp. Rev., Sisters of Providence,
A.M.B.A.C.        Aaa               7.125
10/01/05      5,000         5,544,550
No. Slope Boro., Cap. Apprec., Ser. A,
M.B.I.A.                Aaa             Zero
6/30/06      5,000         3,281,150

------------

10,959,060
---------------------------------------------
---------------------------------------------
------------------------------------
Arizona--1.9%
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.00       12/01/00
2,265         2,458,794
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.50       12/01/13
1,045 (c)     1,165,321
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.50       12/01/13
1,205         1,331,513
Maricopa Cnty. Unified Sch. Dist. No. 69,
Paradise
   Valley, Ser. E, F.G.I.C.
Aaa               6.80        7/01/12
3,700         4,390,346

------------

9,345,974
---------------------------------------------
---------------------------------------------
------------------------------------
California--5.3%
California St. Pub. Wks. Brd.,
   Comm. Coll. Proj., Ser. A, A.M.B.A.C.
Aaa               5.625       3/01/16
2,000         2,067,140
   Dept. of Corrections, A.M.B.A.C.
Aaa               5.75        1/01/12
2,000         2,124,820
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E,
A.M.B.A.C.          Aaa               6.25
10/01/12      1,455         1,652,778
Inland Empire Solid Wste. Fin. Auth.,
Landfill Impvt.
   Fin., Proj. B, F.S.A.
Aaa               6.00        8/01/16
2,000         2,093,380
Los Angeles Cnty. Pub. Wks. Fin. Auth., Lease
Rev.,
   M.B.I.A.
Aaa               5.20        9/01/09
2,400         2,480,208
Roseville Joint Union H.S. Dist., Ser. B,
F.G.I.C.             Aaa             Zero
8/01/13      2,015           884,041
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs.
of Part.,
   F.G.I.C
Aaa               7.25        4/26/06
5,800 (d)     6,626,500
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C
Aaa               8.00        8/15/08
2,000 (h)     2,565,120
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10
2,725 (h)     3,160,836
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa             Zero          6/01/17
3,550         1,250,417
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa             Zero          6/01/18
3,700         1,230,694

------------

26,135,934

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     20

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--1.2%
Denver City & Cnty. Arpt. Rev., Ser. C,
M.B.I.A.               Aaa
5.60%      11/15/11   $  5,000      $
5,173,900
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser.
A, M.B.I.A.        Aaa               8.875
10/01/13        500           535,815

------------

5,709,715
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--1.1%
Connecticut St. Res. Rec. Auth., Mid.
Connecticut. Sys.,
   Ser. A, M.B.I.A.
Aaa               5.25       11/15/08
5,000         5,186,350
---------------------------------------------
---------------------------------------------
------------------------------------
District Of Columbia--6.0%
Dist. of Columbia Hosp. Rev. Medlantic
Hlthcare Grp.,
   M.B.I.A.
Aaa               5.875       8/15/19
3,500         3,616,900
   M.B.I.A.
Aaa               5.75        8/15/26
3,000 (h)     3,067,500
Dist. of Columbia Met. Area Trans. Auth.,
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/09
2,400         2,654,808
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/10
1,500         1,657,215
Dist. of Columbia Ref., Ser. B, F.S.A.
Aaa               5.50        6/01/10
7,565 (h)     7,893,170
Dist. of Columbia,
   Assoc. American Med. Colleges, A.M.B.A.C
Aaa               5.375       2/15/27
4,000         3,967,560
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa               6.50        6/01/10
6,000         6,814,680

------------

29,671,833
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--3.9%
Brevard Hlth. Facs. Auth. Rev., Holmes Reg'l.
Med. Ctr.,
   M.B.I.A.
Aaa               5.60       10/01/10
6,000 (h)     6,335,220
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Ser.
A, M.B.I.A.        Aaa               5.625
4/01/06      3,000         3,223,290
Dade Cnty. Res. Rec., Facs. Rev. Ref.,
A.M.B.A.C.              Aaa
5.10       10/01/04      3,355
3,467,325
Orange Cnty. Hlth. Facs. Auth. Rev. Hosp.,
Orlando Reg'l.
   Hlthcare, Ser. A, M.B.I.A.
Aaa               6.25       10/01/07
3,160         3,571,306
Palm Beach Cnty. Solid Wste. Auth. Rev.,
Ref., Ser. A,
   A.M.B.A.C.
Aaa               6.00       10/01/09
2,500         2,781,750

------------

19,378,891
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--3.7%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.
Aaa               6.50        1/01/10
2,000         2,298,440
Georgia Mun. Elec. Auth.,
   Proj. No. 1, A.M.B.A.C.
Aaa               6.00        1/01/06
5,570         6,091,519
   Proj. No. 1, Sub., Ser. A, A.M.B.A.C.
Aaa               5.00        1/01/26
6,000         5,729,340
   Pwr. Rev., M.B.I.A.
Aaa               6.20        1/01/10
3,495 (e)     3,893,849

------------

18,013,148

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     21

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Hawaii--3.1%
Hawaii St. Dept. Bud. & Fin. Spec. Purpose
Rev., Hawaiian
   Elec. Co. Inc., Ser. A, M.B.I.A.
Aaa               5.65%      10/01/27   $
15,000      $ 15,293,250
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--7.5%
Chicago Bd. Edl. Sch. Ref., A.M.B.A.C.
Aaa               5.75       12/01/27
10,000        10,334,100
Chicago Midway Arpt. Rev.,
   Ser. A, M.B.I.A.
Aaa               5.50        1/01/29
9,145         9,174,538
   Ser. B, M.B.I.A.
Aaa               5.75        1/01/22
2,400         2,433,360
Chicago O' Hare Int'l. Arpt. Rev., Pass.
Facs. Chrg.,
   Ser. A, A.M.B.A.C.
Aaa               5.625       1/01/15
2,000         2,044,120
Chicago Sch. Fin. Auth. Ser. A, M.B.I.A.
Aaa               4.50        6/01/01
5,000         5,037,650
Chicago Skyway Toll Brdg. Rev., M.B.I.A.
Aaa               5.50        1/01/23
650           652,639
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.
Aaa               7.00        7/01/12
1,575         1,678,588
   Ser. A, M.B.I.A.
Aaa               7.05        7/01/27
5,400         5,759,208

------------

37,114,203
---------------------------------------------
---------------------------------------------
------------------------------------
Indiana--2.9%
Indiana Trans. Fin. Auth. Arpt. Facs., Lease
Rev.,
   A.M.B.A.C.
Aaa               5.00       11/01/14
5,005         4,903,999
Marion Cnty. Hosp. Auth. Facs. Rev.,
A.M.B.A.C.                Aaa
8.625      10/01/12      8,500 (c)(h)
9,369,040

------------

14,273,039
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--0.5%
New Orleans, Gen. Oblig., Cap. Apprec.,
A.M.B.A.C.             Aaa             Zero
9/01/09      4,000         2,242,680
---------------------------------------------
---------------------------------------------
------------------------------------
Maine--0.3%
Maine St. Hsg. Auth. Mtge. Purchase, Ser. D
Aa2               5.05       11/15/16
1,200         1,208,424
---------------------------------------------
---------------------------------------------
------------------------------------
Massachusetts--0.9%
Massachusetts Mun. Whsl. Elec. Co., Pwr.
Supply Sys.
   Rev., M.B.I.A.
Aaa               4.75        7/01/10
2,000         1,953,360
Massachusetts St. Hlth. & Edl. Facs. Auth.
Rev., Baystate
   Med. Ctr., Ser. E, F.S.A.
Aaa               6.00        7/01/26
2,475         2,614,565

------------

4,567,925

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     22

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--6.7%
Detroit Swr. Disp. Rev.,
   Ser. 1993A, F.G.I.C.
Aaa              7.496%       7/01/23    $
6,500(d)(h) $  6,735,625
   Ser. A, M.B.I.A.
Aaa              5.25         7/01/15
5,000         4,993,900
   Ser. A, M.B.I.A.
Aaa              5.00         7/01/22
2,885         2,762,589
Michigan St. Hosp. Fin. Auth. Rev.,
   Mid. Michigan Oblig., M.B.I.A.
Aaa              7.50         6/01/15
2,350         2,563,098
   Ref., Med. Group A, A.M.B.A.C
Aaa              5.25         8/15/27
7,000         6,794,270
   Sisters Of Mercy, M.B.I.A.
Aaa              5.25         8/15/21
1,150         1,110,532
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison
Co., Proj.
   1, Ser. I, A.M.B.A.C.
Aaa              7.30         9/01/19
3,250         3,493,198
Saginaw Hosp. Fin. Auth., St. Luke's Hosp.,
Ser. C,
   M.B.I.A.
Aaa              6.50         7/01/11
4,000         4,322,560

------------

32,775,772
---------------------------------------------
---------------------------------------------
------------------------------------
Mississippi--0.5%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev.,
Wste. Wtr.
   Treatmt., Facs. Auth., F.G.I.C.
Aaa              6.50         2/01/06
2,400         2,601,696
---------------------------------------------
---------------------------------------------
------------------------------------
Missouri--2.0%
Missouri Mun. Asst. Corp. Rev., Ref.,
M.B.I.A.                 Aaa
5.125       4/15/15      8,145
8,018,345
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
SSM Hlthcare,
   Ser. AA, M.B.I.A.
Aaa               6.25        6/01/16
1,500         1,594,080

------------

9,612,425
---------------------------------------------
---------------------------------------------
------------------------------------
Montana--0.4%
Forsyth Poll. Ctrl. Rev., Puget Sound Pwr. &
Lt. Co., 1st
   Mtge.,
   Ser. A, A.M.B.A.C.
Aaa               7.05        8/01/21
2,000         2,194,000
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--6.6%
Jersey City Swr. Auth.,
   A.M.B.A.C.
Aaa               6.00        1/01/10
2,585         2,855,598
   A.M.B.A.C.
Aaa               6.25        1/01/14
4,255         4,804,150
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.875       7/01/11
5,900         6,284,680
   Mkt. Trans. Facs. Rev., Sr. Lien, M.B.I.A.
Aaa               5.80        7/01/09
3,340         3,564,047
   Natural Gas Facs. Rev., M.B.I.A.
Aaa               5.70        6/01/32
5,000         5,088,850
   St. Barnabas Rev., Ser. A, M.B.I.A.
Aaa               5.00        7/01/07
3,000         3,073,770
New Jersey Impvt. Auth. Rev., Util. Sys.,
M.B.I.A.             Aaa               5.75
7/01/27      1,500         1,554,330
New Jersey St. Tpke. Auth. Rev., Ser. A,
A.M.B.A.C.            Aaa               5.80
1/01/02      5,000         5,283,000

------------

32,508,425

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     23

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New York--11.6%
Erie Cnty. Wtr. Auth. Rev., A.M.B.A.C.
Aaa              Zero        12/01/17    $
770      $    182,998
Hempstead Ind. Dev. Agcy. Res., Rec. Rev.,
M.B.I.A.            Aaa              5.00%
12/01/09      5,000         4,990,800
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa               7.20        7/01/10
1,750         2,104,235
Met. Trans. Auth. N.Y. Trans. Facs. Rev.,
F.S.A.               Aaa               5.75
7/01/11      5,000         5,311,000
New York City Mun. Wtr. Fin. Auth., Wtr. &
Swr. Sys.
   Rev., M.B.I.A.
Aaa               5.75        6/15/26
5,000         5,152,350
New York City,
   Ser. D, M.B.I.A.
Aaa               5.25        8/01/21
2,500         2,443,450
   Ser. G, M.B.I.A.
Aaa               5.75        2/01/14
3,000         3,117,450
New York St. Dorm. Auth. Rev., Montefiore
Med. Ctr.,
   A.M.B.A.C.
Aaa               6.00        8/01/08
3,400         3,751,254
New York St. Envir. Facs. Corp.,
   Poll. Ctrl. Rev.
Aaa               5.70        7/15/12
3,375         3,551,850
   Poll. Ctrl. Rev.
Aaa               5.75        7/15/13
1,060         1,128,964
   Poll. Ctrl. Rev.
Aaa               5.80        7/15/14
3,755         3,980,187
New York St. Thrwy. Auth. Gen. Rev.,
   Ser. D
Aa3               5.40        1/01/11
5,370         5,526,696
   Ser. D
Aa3               5.50        1/01/12
3,865         3,998,420
New York St. Urban Dev. Corp. Rev., Corr.
Cap. Facs.,
   A.M.B.A.C.
Aaa               5.375       1/01/25
3,735         3,726,746
Port Auth. New York & New Jersey Cons., Ser.
99, F.G.I.C.      Aaa               5.90
11/01/11      7,665         8,102,595

------------

57,068,995
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--3.5%
Cleveland City Sch. Dist.,
   Rev. Antic. Nts., A.M.B.A.C.
Aaa               5.50        6/01/06
6,465         6,864,085
   Rev. Antic. Nts., A.M.B.A.C.
Aaa               5.75        6/01/07
5,870 (g)     6,350,342
Lorain Cnty. Hosp. Rev., Catholic Hlthcare
Partners,
   M.B.I.A.
Aaa               5.50        9/01/27
4,000         4,016,960

------------

17,231,387
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--1.4%
Norman Reg'l. Hosp. Auth., Rev. Ref., Ser. A,
M.B.I.A.         Aaa               5.50
9/01/11      4,110         4,227,998
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24,
A.M.B.A.C.       Aaa               5.75
2/01/18      2,620         2,666,741

------------

6,894,739

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     24

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--5.3%
Cranberry Twp. Mun. Auth. Wtr., M.B.I.A.
Aaa              5.125%      12/01/26    $
7,000      $  6,679,820
Hazelton Area Sch. Dist., Ser. B, F.G.I.C.
Aaa              5.00         3/01/23
2,680         2,515,421
Pennsylvania Hlth. & Welfare Auth. Rev.,
F.G.I.C.              Aaa              5.125
7/01/16      5,000         4,879,350
Philadelphia Mun. Auth. Rev., Criminal
Justice Ctr., Ser.
   A, M.B.I.A.
Aaa              6.90        11/15/03
3,000         3,339,210
Philadelphia,
   Gen. Oblig., M.B.I.A.
Aaa              5.00         5/15/25
6,750         6,411,420
   Sch. Dist., Ser. B, A.M.B.A.C.
Aaa              5.375        4/01/27
2,500         2,494,375

------------

26,319,596
---------------------------------------------
---------------------------------------------
------------------------------------
Puerto Rico--3.6%
Puerto Rico Gen. Oblig., M.B.I.A.
Aaa              6.25         7/01/13
1,250         1,419,700
   Pub. Impvt., Ser. B, A.M.B.A.C.
Aaa              5.50         7/01/03
5,700         6,046,275
Puerto Rico Pub. Bldgs. Auth. Rev., Gov't.
Facs., Ser. A,
   A.M.B.A.C.
Aaa              6.25         7/01/13
1,700         1,930,792
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa              6.617        1/25/07
4,100(d)      4,443,375
   Ser. I, M.B.I.A.
Aaa              6.925        1/16/15
3,800(d)      3,904,500

------------

17,744,642
---------------------------------------------
---------------------------------------------
------------------------------------
South Carolina--0.7%
So. Carolina Pub. Serv. Auth. Rev., Ser. A,
A.M.B.A.C.         Aaa               6.25
1/01/03      3,390         3,675,133
---------------------------------------------
---------------------------------------------
------------------------------------
South Dakota--1.8%
So. Dakota Hsg. Dev. Auth., Homeownership
Mtge., Ser. F        Aa1               5.80
5/01/28      8,750         8,845,113
---------------------------------------------
---------------------------------------------
------------------------------------
Tennessee--1.1%
Metro. Gov't. Nashville & Davidson Cnty. Wtr.
& Swr.
   Rev., A.M.B.A.C.
Aaa               8.317       1/01/22
5,000 (d)     5,531,250
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--5.6%
Austin Util. Sys. Rev. Comb., Ser. A,
M.B.I.A.                 Aaa
4.875      11/15/10      5,500
5,445,000
Austin Util. Sys. Rev., M.B.I.A.
Aaa             Zero          5/15/03
8,000         6,235,440

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     25

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Texas (cont'd.)
Brazos Cnty. Hlth. Facs. Dev. Corp.,
Franciscan Svcs.
   Corp. Rev., M.B.I.A.
Aaa              5.375%       1/01/28    $
2,500      $  2,472,200
Brazos Rvr. Auth. Rev., Houston Lt. & Pwr.,
Ser. B, 1st
   Mtge., F.G.I.C.
Aaa              7.20        12/01/18
1,000         1,072,750
Houston Arpt. Sys. Rev.
Aaa              7.20         7/01/13
3,900         4,606,602
Houston Arpt. Sys. Rev., Spec. Facs. People
Mover, Ser.
   A, F.S.A.
Aaa              6.00         7/15/05
3,255         3,523,440
Keller Ind. Sch. Dist., P.S.F.G.
Aaa              Zero         8/15/15
4,945         1,906,594
Texas Wtr. Res. Fin. Auth. Rev., A.M.B.A.C.
Aaa              7.50         8/15/13
1,985         2,094,473

------------

27,356,499
---------------------------------------------
---------------------------------------------
------------------------------------
Virginia--1.7%
Chesapeake Bay Brdg. & Tunn. Comm., Dist.
Rev., F.G.I.C.       Aaa               5.875
7/01/10      5,000         5,395,400
Virginia Beach Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/10
1,220         1,349,954
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/13
1,455         1,605,811

------------

8,351,165
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--4.8%
Clark Cnty. Pub. Util. Dist., F.G.I.C.
Aaa               6.00        1/01/08
3,000         3,294,300
Washington St. Hlthcare Facs. Auth. Rev.,
Yakima Valley
   Memorial Hosp. Assoc.
AAA(b)            5.25       12/01/20
2,500         2,425,075
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 1, Ser. A, M.B.I.A.
Aaa               5.75        7/01/10
7,000         7,411,600
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.
Aaa             Zero          7/01/11
5,210         2,548,940
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.
Aaa               7.25        7/01/03
3,000 (c)     3,286,830
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa               7.00        7/01/05
2,000         2,143,880
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa             Zero          7/01/08
4,500         2,657,295

------------

23,767,920

------------
Total long-term investments (cost
$461,704,868)
484,992,283

------------
SHORT-TERM INVESTMENTS--1.3%
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--0.8%
Michigan St. Strategic Fund Poll. Ctrl. Rev.,
Cons. Pwr.
   Proj., F.R.D.D.
P1                4.20       11/03/97
3,900         3,900,000

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     26

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)                           INSURED
SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--0.5%
Gulf Coast Ind. Dev. Auth., CITGO Petroleum,
Ser. 95,
   F.R.D.D.
VMIG1             4.30%      11/03/97   $
2,200      $  2,200,000
West Side Calhoun Cnty. Nav. Dist., Swr. &
Solid Wste.
   Disp. Rev., F.R.D.D.
Aa3               4.25       11/03/97
500           500,000

------------

2,700,000

------------
Total short-term investments (cost
$6,600,000)
6,600,000

------------
---------------------------------------------
---------------------------------------------
------------------------------------
Total Investments--99.8%
(cost $468,304,868; Note 4)
491,592,283
Other assets in excess of liabilities--0.2%
1,094,098

------------
Net Assets--100%
$492,686,381

------------

------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation
     F.G.I.C.--Financial Guaranty Insurance
Company
     F.R.D.D.--Floating Rate (Daily) Demand
Note(f)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance
Association
     P.S.F.G.--Public School Fund Guaranty

 (b) Standard & Poor's rating.
 (c) Prerefunded issues are secured by
escrowed cash and/or direct
     U.S. guaranteed obligations.
 (d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
 (e) Principal amount pledged as initial
margin on financial futures
     contracts.
 (f) The maturity date shown is the later of the next date on which the security can be redeemed at par or
the next date on
     which the rate of interest is adjusted.
 (g) When-issued security.
 (h) Segregated as collateral for when-issued security.

The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     27

Statement of Assets and Liabilities
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INSURED SERIES
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$468,304,868)................................
 .................................
$491,592,283
Cash.........................................
 .............................................
 ................              46,206
Receivable for investments
sold.........................................
 ..................................
15,093,508
Interest
receivable...................................
 .............................................
 .......           7,363,267
Receivable for Series shares
sold.........................................
 ................................
57,779
Deferred expenses and other
assets.......................................
 .................................
12,525

----------------
   Total
assets.......................................
 .............................................
 .......         514,165,568

----------------
Liabilities
Payable for investments
purchased....................................
 .....................................
19,807,324
Dividends
payable......................................
 .............................................
 ......             658,278
Payable for Series shares
reacquired...................................
 ...................................
418,012
Accrued
expenses.....................................
 .............................................
 ........             236,686
Management fee
payable......................................
 .............................................
 .             215,673
Distribution fee
payable......................................
 ............................................
130,714
Due to broker - variation
margin.......................................
 ...................................
12,500

----------------
   Total
liabilities..................................
 .............................................
 .......          21,479,187

----------------
Net
Assets.......................................
 .............................................
 ............        $492,686,381

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ........................        $    435,151
   Paid-in capital in excess of
par..........................................
 .............................
458,010,723

----------------

458,445,874
   Accumulated net realized gain on
investments..................................
 .........................          11,240,592
   Net unrealized appreciation of
investments..................................
 ...........................
22,999,915

----------------
Net assets, October 31,
1997.........................................
 .....................................
$492,686,381

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($222,836,103 / 19,691,772 shares of
beneficial interest issued and
outstanding)....................
$11.32
   Maximum sales charge (3.0% of offering
price).......................................
 ...................                 .35

----------------
   Maximum offering price to
public.......................................
 ................................
$11.67

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($268,730,933 / 23,724,450 shares of
beneficial interest issued and
outstanding)....................
$11.33

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($959,929 / 84,745 shares of beneficial
interest issued and
outstanding)............................
$11.33

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($159,416 / 14,084 shares of beneficial
interest issued and
outstanding)............................
$11.32

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     28

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income
October 31, 1997
Income
   Interest................................
$ 13,765,960

----------------
Expenses
   Management fee..........................
1,268,948
   Distribution fee--Class A...............
109,683
   Distribution fee--Class B...............
718,033
   Distribution fee--Class C...............
3,393
   Transfer agent's fees and expenses......
176,000
   Custodian's fees and expenses...........
63,000
   Registration fees.......................
23,000
   Reports to shareholders.................
10,000
   Audit fee...............................
8,500
   Trustees' fees and expenses.............
8,000
   Legal fees and expenses.................
8,000
   Insurance expense.......................
5,000
   Miscellaneous...........................
5,007

----------------
      Total expenses.......................
2,406,564
   Less: Management fee waiver.............
(85,444)
      Custodian fee credit.................
(4,405)

----------------
      Net expenses.........................
2,316,715

----------------
Net investment income......................
11,449,245

----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
7,492,243
   Financial futures contract
      transactions.........................
(2,043,492)

----------------

5,448,751

----------------
Net change in unrealized
   appreciation/depreciation on:
   Investments.............................
13,461,867
   Financial futures contracts.............
(95,812)

----------------

13,366,055

----------------
Net gain on investments....................
18,814,806

----------------
Net Increase in Net Assets
Resulting from Operations..................
$ 30,264,051

----------------

----------------

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)               October 31,
April 30,
in Net Assets                         1997
1997
Operations
   Net investment income........  $
11,449,245    $  25,911,892
   Net realized gain on
      investment transactions...
5,448,751       12,131,022
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............
13,366,055       (7,713,454)
                                  -----------
--    -------------
   Net increase in net assets
      resulting from
      operations................
30,264,051       30,329,460
                                  -----------
--    -------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................
(5,197,580)      (9,267,489)
      Class B...................
(6,230,801)     (16,602,381)
      Class C...................
(18,527)         (41,775)
      Class Z...................
(2,337)            (247)
                                  -----------
--    -------------

(11,449,245)     (25,911,892)
                                  -----------
--    -------------
   Distributions in excess of
      net investment income
      Class A...................
--         (117,523)
      Class B...................
--         (180,111)
      Class C...................
--             (467)
      Class Z...................
--               --
                                  -----------
--    -------------

--         (298,101)
                                  -----------
--    -------------
   Distributions from net
      capital gains
      Class A...................
--       (2,135,000)
      Class B...................
--       (3,272,015)
      Class C...................
--           (8,473)
      Class Z...................
--               (2)
                                  -----------
--    -------------

--       (5,415,492)
                                  -----------
--    -------------
Series share transactions (net
   of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed................
6,128,061      201,450,948
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............
6,265,580       17,841,830
   Cost of shares reacquired....
(45,840,484)    (294,754,828)
                                  -----------
--    -------------
   Net decrease in net assets
      from Series share
      transactions..............
(33,446,843)     (75,462,050)
                                  -----------
--    -------------
Total decrease..................
(14,632,037)     (76,758,075)
Net Assets
Beginning of period.............
507,318,418      584,076,493
                                  -----------
--    -------------
End of period...................  $
492,686,381    $ 507,318,418
                                  -----------
--    -------------
                                  -----------
--    -------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     29

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--97.8%
---------------------------------------------
---------------------------------------------
------------------------------------
Alaska--4.9%
Alaska Ind. Dev. & Expt. Auth., Revolving
Loan Fund             A2                5.40%
4/01/01   $    945     $    968,908
No. Slope Boro., Gen. Oblig., Ser. C
A3                8.35        6/30/98
1,000        1,028,760

------------

1,997,668
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--2.4%
Eaglebend Affordable Hsg. Corp., Multifam.
Rev.                 AAA(b)            5.75
7/01/07      1,000        1,005,060
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--2.7%
Conn. Spec. Tax Oblig. Rev., Ser. A
AA-(b)            7.00        6/01/03
1,000 (c)    1,099,770
---------------------------------------------
---------------------------------------------
------------------------------------
District Of Columbia--3.6%
Dist. Columbia Hsg. Fin. Agcy. Mtge. Rev.
   Sngl. Fam. Mtge., A.M.T., Ser. B
AAA(b)            5.25       12/01/08
440          442,921
   Sngl. Fam. Mtge., A.M.T., Ser. B
AAA(b)            5.30       12/01/09
315          316,991
Dist. of Columbia Rev., America Geophysical
Union, Ser.
   199
BBB-(b)           5.50        9/01/03
700          707,238

------------

1,467,150
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--4.0%
Dade Cnty. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa               6.00        7/15/06
1,500 (g)    1,655,925
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--5.1%
Burke Cnty. Dev. Auth., Oglethorpe Pwr. Co.,
M.B.I.A.           Aaa               7.50
1/01/03      1,000        1,107,520
Georgia Mun. Electric Auth. Proj. 1, Sub.,
   Ser. B, A.M.B.A.C.
Aaa               5.125       1/01/11
1,000 (f)    1,001,190

------------

2,108,710
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--4.0%
Illinois Hlth. Facs. Auth. Rev.,
   Edward Hosp., Ser. A
A2                5.75        2/15/09
450          461,277
   Loyola Univ. Hlth. Sys., Ser. A, M.B.I.A.
Aaa               6.00        7/01/10
1,100        1,201,134

------------

1,662,411

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     30

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
---------------------------------------
Maine--2.9%
Maine St. Hsg. Auth. Mtge. Purchase, Ser. D
Aa2               5.05%      11/15/16   $
1,200     $  1,208,424
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--3.7%
Battle Creek Wtr. Supp. Sys. Rev. Ref.,
A.M.B.A.C.              Aaa
4.75        9/01/10      1,000 (g)
979,240
Michigan Mun. Bond Auth. Rev., Wayne Cnty.
Proj., M.B.I.A.      Aaa               7.40
12/01/02        500          559,955

------------

1,539,195
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--17.4%
Brick Twnshp., Mun. Util. Auth. Rev.,
F.G.I.C.                  Aaa
5.50       12/01/03      1,295 (g)
1,372,376
New Jersey Econ. Dev. Auth. Rev.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.75        7/01/06
950        1,023,235
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.80        7/01/07
1,000        1,080,520
   Performing Arts Ctr., A.M.B.A.C.
Aaa               6.00        6/15/08
1,410        1,563,056
So. Reg'l. High Sch. Dist., M.B.I.A.
Aaa               5.50        9/01/06
1,010        1,079,084
West Windsor Plainsboro Sch., F.G.I.C.
Aaa               5.25       12/01/05
1,000        1,050,310

------------

7,168,581
---------------------------------------------
---------------------------------------------
------------------------------------
New York--8.7%
Met. Trans. Auth. N.Y. Trans. Facs. Rev.,
F.S.A.                Aaa               5.75
7/01/11        675          716,985
New York St. Env. Facs. Corp., Poll. Ctrl.
Rev.                 Aaa               5.80
1/15/14      1,280        1,356,762
New York St. Urban Dev. Corp. Rev.
Baa1              5.25        1/01/11
1,500        1,490,040

------------

3,563,787
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--1.3%
Ohio St. Bldg. Auth., Admin. Bldg. Fund
Proj., M.B.I.A.         Aaa
5.60       10/01/06        500
538,110
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--7.8%
Oklahoma St. Ind. Auth. Rev. Hosp., Deaconess
Hlthcare.,
   Ser. A
Baa2              5.50       10/01/12
750          740,205
Oklahoma St. Ind. Auth. Rev. Hlth. Sys.,
Integris Bapt.,
   A.M.B.A.C.
Aaa               6.00        8/15/09
2,240        2,460,595

------------

3,200,800
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--9.8%
Clarion Cnty. Hosp. Auth. Rev., Ref. Clarion
Hosp. Proj.        BBB-(b)           5.60
7/01/10        685          684,205
Montgomery Cnty. Redev. Auth., Multifam. Hsg.
Rev., Ser. A      NR                5.75
7/01/99        780          788,471
Pennsylvania St. Ctfs. of Part., Ser. A,
F.S.A.                 Aaa               6.25
11/01/06        600          650,850

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     31

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
---------------------------------------
Pennsylvania (cont'd.)
Pennsylvania St. Higher Edl. Facs. Auth.,
Hlth. Svs. Rev.,
   M.B.I.A.
Aaa               5.70%      11/15/11   $
755     $    807,050
Philadelphia Hosp. Auth. & Higher Edl. Auth.,
Childrens
   Seashore House, Ser. A
A-(b)             7.00        8/15/03
1,000        1,108,510

------------

4,039,086
---------------------------------------------
---------------------------------------------
------------------------------------
Puerto Rico--2.0%
Puerto Rico, Gen. Oblig., Ser. A, M.B.I.A.
Aaa               6.25        7/01/10
750          810,158
---------------------------------------------
---------------------------------------------
------------------------------------
Rhode Island--2.7%
Rhode Island St., Ref. Cons. Cap. Dev. Loan,
M.B.I.A.           Aaa               6.00
8/01/06      1,000        1,099,080
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--6.1%
Austin Util. Sys. Rev. Comb., Ser. A,
M.B.I.A.                  Aaa
4.875      11/15/10      1,830 (g)
1,811,700
San Antonio Elec. & Gas Rev., Ser. A,
F.G.I.C.                  Aaa
Zero          2/01/05      1,000
711,520

------------

2,523,220
---------------------------------------------
---------------------------------------------
------------------------------------
Utah--2.6%
Utah St. Brd. of Regents, Student Loan Rev.,
Ser. F,
   A.M.B.A.C.
Aaa               7.00       11/01/01
1,000 (e)    1,070,210
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--2.5%
Wash. St. Pub. Pwr. Supp. Sys., Nuclear Proj.
No. 3, Ser.
   B
Aa1               7.00        7/01/99
1,000 (g)    1,047,170
---------------------------------------------
---------------------------------------------
------------------------------------
Wyoming--3.6%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Amt.,
Ser. 5                Aa2               5.60
12/01/06      1,450        1,498,923

------------
Total long-term investments (cost
$38,660,503)
40,303,438

------------
SHORT-TERM INVESTMENTS--3.4%
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--2.7%
West Baton Rouge Parish Ind. Dist. Pound3
Rev., Dow
   Chemical Co. Proj., F.R.D.D., Ser. 95
P1                4.30       11/03/97
1,100        1,100,000

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     32

Portfolio of Investments as
of October 31, 1997
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)
(Note 1)
---------------------------------------------
---------------------------------------------
---------------------------------------
Texas--0.7%
Port Corpus Christi Ind. Dev. Corp., Swg. and
Solid Wste.
   Disp. Rev., F.R.D.D.
VMIG1             4.30%      11/03/97   $
200     $    200,000
West Side Calhoun Cnty. Nav. Dist., Swr. &
Solid Wste.
   Disp. Rev., F.R.D.D.
Aa2               4.25       11/03/97
100          100,000

------------

300,000

------------
Total short-term investments (cost
$1,400,000)
1,400,000

------------
---------------------------------------------
---------------------------------------------
------------------------------------
Total Investments--101.2%
(cost $40,060,503; Note 4)
41,703,438
Liabilities in excess of other assets--(1.2%)
(487,515)

------------
Net Assets--100%
$ 41,215,923

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
     A.M.T.--Alternative Minimum Tax.
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation
     F.G.I.C.--Financial Guaranty Insurance
Company
     F.R.D.D.--Floating Rate (Daily) Demand
Note (d)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance
Association
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by
escrowed cash and/or direct U.S.
guaranteed obligations.
(d) The maturity date shown is the later of
the next date on which the security
    can be redeemed at par or the next date
on which the rate of interest is
    adjusted.
(e) Principal amount pledged as initial
margin on financial futures contracts.
(f) When-issued security.
(g) Segregated as collateral for when-issued
security.
NR--Not rated by Moody's or Standard &
Poor's.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     33

Statement of Assets and Liabilities
PRUDENTIAL MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$40,060,503).................................
 .................................        $
41,703,438
Cash.........................................
 .............................................
 ................               8,614
Interest
receivable...................................
 .............................................
 .......             670,869
Receivable for Series shares
sold.........................................
 ................................
48,803
Deferred expenses and other
assets.......................................
 .................................
1,157

----------------
   Total
assets.......................................
 .............................................
 .......          42,432,881

----------------
Liabilities
Payable for investments
purchased....................................
 .....................................
1,003,035
Payable for Series shares
reacquired...................................
 ...................................
73,489
Accrued
expenses.....................................
 .............................................
 ........              63,723
Dividends
payable......................................
 .............................................
 ......              45,345
Management fee
payable......................................
 .............................................
 .              17,328
Distribution fee
payable......................................
 ............................................
13,413
Due to broker - variation
margin.......................................
 ...................................
625

----------------
   Total
liabilities..................................
 .............................................
 .......           1,216,958

----------------
Net
Assets.......................................
 .............................................
 ............        $ 41,215,923

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ........................        $     37,817
   Paid-in capital in excess of
par..........................................
 .............................
39,320,371

----------------

39,358,188
   Accumulated net realized gain on
investments..................................
 .........................             247,612
   Net unrealized appreciation on
investments..................................
 ...........................
1,610,123

----------------
Net assets, October 31,
1997.........................................
 .....................................
$ 41,215,923

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($13,296,257 / 1,220,153 shares of
beneficial interest issued and
outstanding)......................
$10.90
   Maximum sales charge (3% of offering
price).......................................
 .....................                 .34

----------------
   Maximum offering price to
public.......................................
 ................................
$11.24

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($27,122,280 / 2,488,370 shares of
beneficial interest issued and
outstanding)......................
$10.90

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($459,026 / 42,114 shares of beneficial
interest issued and
outstanding)............................
$10.90

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($338,360 / 31,045 shares of beneficial
interest issued and
outstanding)............................
$10.90

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     34

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income
October 31, 1997
Income
   Interest................................
$1,151,352

----------------
Expenses
   Management fee..........................
108,679
   Distribution fee--Class A...............
7,041
   Distribution fee--Class B...............
71,948
   Distribution fee--Class C...............
1,161
   Custodian's fees and expenses...........
41,000
   Reports to shareholders.................
32,000
   Registration fees.......................
27,000
   Transfer agent's fees and expenses......
21,000
   Trustees' fees and expenses.............
8,000
   Audit fee...............................
8,000
   Legal fees and expenses.................
7,000
   Miscellaneous...........................
4,593

----------------
      Total expenses.......................
337,422
      Less: Management fee waiver..........
(7,346)

----------------
      Net expenses.........................
330,076

----------------
Net investment income......................
821,276

----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
224,720
   Financial futures contract
      transactions.........................
(129,621)

----------------

95,099

----------------
Net change in unrealized
   appreciation/depreciation on:
   Investments.............................
1,207,697
   Financial futures contracts.............
(45,719)

----------------

1,161,978

----------------
Net gain on investments....................
1,257,077

----------------
Net Increase in Net Assets
Resulting from Operations..................
$2,078,353

----------------

----------------

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                     Six
Months
                                        Ended
Year Ended
Increase (Decrease)                  October
31,     April 30,
in Net Assets                           1997
1997
Operations
   Net investment income...........  $
821,276    $  1,958,229
   Net realized gain on investment
      transactions.................
95,099         478,036
   Net change in unrealized
      appreciation (depreciation)
      of investments...............
1,161,978        (699,669)
                                     --------
---    ------------
   Net increase in net assets
      resulting from operations....
2,078,353       1,736,596
                                     --------
---    ------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A......................
(284,935)       (579,475)
      Class B......................
(524,828)     (1,371,478)
      Class C......................
(5,263)         (5,456)
      Class Z......................
(6,250)         (1,820)
                                     --------
---    ------------

(821,276)     (1,958,229)
                                     --------
---    ------------
   Distributions in excess of net
      investment income
      Class A......................
--          (9,615)
      Class B......................
--         (22,423)
      Class C......................
--             (75)
      Class Z......................
--              (3)
                                     --------
---    ------------

--         (32,116)
                                     --------
---    ------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...................
1,380,331       5,261,896
   Net asset value of shares issued
      in reinvestment of
      dividends....................
516,120       1,242,265
   Cost of shares reacquired.......
(6,160,857)    (15,354,228)
                                     --------
---    ------------
   Net decrease in net assets from
      Series share transactions....
(4,264,406)     (8,850,067)
                                     --------
---    ------------
Total decrease.....................
(3,007,329)     (9,103,816)
Net Assets
Beginning of period................
44,223,252      53,327,068
                                     --------
---    ------------
End of period......................
$41,215,923    $ 44,223,252
                                     --------
---    ------------
                                     --------
---    ------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     35

Notes to Financial Statements (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
Prudential Municipal Bond Fund (the 'Fund')
is registered under the Investment
Company Act of 1940 as a diversified, open-
end management investment company.
The Fund consists of three series: the High
Yield Series, the Insured Series and
the Intermediate Series. Investment
operations for Class A, Class B, Class C and
Class Z shares of each series commenced on
January 22, 1990, September 17, 1987,
August 1, 1994 and September 16, 1996,
respectively.
The investment objectives of the series are
as follows: (i) the objective of the
High Yield Series is to provide the maximum
amount of income that is eligible
for exclusion from federal income taxes, (ii)
the objective of the Insured and
Intermediate Series is to provide the maximum
amount of income that is eligible
for exclusion from federal income taxes
consistent with the preservation of
capital. The ability of issuers of debt
securities held by the Fund to meet
their obligations may be affected by economic
and political developments in a
specific state, region or industry.
---------------------------------------------
---------------
Note 1. Accounting Policies
Securities Valuation: Municipal securities
(including commitments to purchase
such securities on a 'when-issued' basis) are
valued on the basis of prices
provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various
relationships between securities in
determining values. If market quotations are
not readily available from such
pricing service, a security is valued at its
fair value as determined under
procedures established by the Trustees.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
Financial Futures Contracts: A financial
futures contract is an agreement to
purchase (long) or sell (short) an agreed
amount of debt securities at a set
price for delivery on a future date. Upon
entering into a financial futures
contract, the Fund is required to pledge to
the broker an amount of cash and/or
other assets equal to a certain percentage of
the contract amount. This amount
is known as the 'initial margin'. Subsequent
payments, known as 'variation
margin', are made or received by the Fund
each day, depending on the daily
fluctuations in the value of the underlying
security. Such variation margin is
recorded for financial statement purposes on
a daily basis as unrealized gain or
loss. When the contract expires or is closed,
the gain or loss is realized and
is presented in the statement of operations
as net realized gain (loss) on
financial futures contracts.
The Fund invests in financial futures
contracts in order to hedge its existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Fund
may not achieve the anticipated
benefits of the financial futures contracts
and may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest
rates and the underlying hedged assets.
Options: The Fund may either purchase or
write options in order to hedge against
adverse market movements or fluctuations in
value caused by changes in
prevailing interest rates with respect to
securities which the Fund currently
owns or intends to purchase. When the Fund
purchases an option, it pays a
premium and an amount equal to that premium
is recorded as an investment. When
the Fund writes an option, it receives a
premium and an amount equal to that
premium is recorded as a liability. The
investment or liability is adjusted
daily to reflect the current market value of
the option. If an option expires
unexercised, the Fund realizes a gain or loss
to the extent of the premium
received or paid. If an option is exercised,
the premium received or paid is an
adjustment to the proceeds from the sale or
the cost basis of the purchase in
determining whether the Fund has realized a
gain or loss. The difference between
the premium and the amount received or paid
on effecting a closing purchase or
sale transaction is also treated as a
realized gain or loss. Gain or loss on
purchased options is included in net realized
gain (loss) on investment
transactions.
The Fund, as writer of an option, has no
control over whether the underlying
securities may be sold (called) or purchased
(put). As a result, the Fund bears
the market risk of an unfavorable change in
the price of the security underlying
the written option. The Fund, as purchaser of
an option, bears the risk of the
potential inability of the counterparties to
meet the terms of their contracts.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses on sales of securities are
calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. The Fund amortizes premiums
and accretes original issue discount
on portfolio securities as adjustments to
interest income. Net investment
income, other than distribution fees, and
realized and unrealized gains or
losses are allocated daily to each class of
shares based upon the relative
proportion of net assets of each class at the
beginning of the day. Expenses are
recorded on the accrual basis which may
require the use of certain estimates by
management.
---------------------------------------------
-----------------------------------
                                       36

Notes to Financial Statements (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate tax paying entity.
It is the intent of each series to
continue to meet the requirements of the
Internal Revenue Code applicable to
regulated investment companies and to
distribute all net income to shareholders.
For this reason no federal income tax
provision is required.
Dividends and Distributions: Dividends from
net investment income are declared
daily and paid monthly. The Fund will
distribute at least annually any net
capital gains. Dividends and distributions
are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Custody Fee Credits: The Fund has an
arrangement with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement,
PIFM has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .50 of 1% of the average daily net
assets of each series up to $1
billion and .45 of 1% of the average daily
net assets of each series in excess
of $1 billion. PIFM agreed to voluntarily
waive a portion of each Series'
management fee, which amounted to $174,190,
$85,444, and $7,346 for the High
Yield Series, Insured Series, and
Intermediate Series, respectively for the
four
months ended August 31, 1997. Such amounts
represented .05 of 1% of average
daily net assets (annualized) for each Series
or $.002 per share. Effective
September 1, 1997, PIFM eliminated its
management fee waiver.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are
accrued daily and payable monthly. No
distribution or service fees are paid to PSI
as distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of
the Class A, B and C shares,
respectively. Such expenses under the Plans
were .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the
Class A, B and C shares, respectively,
for the six months ended October 31, 1997.
PSI has advised the Fund that it received
approximately $217,200 ($198,900-High
Yield Series; $15,700-Insured Series; $2,600-
Intermediate Series) in front-end
sales charges resulting from sales of Class A
shares during the six months ended
October 31, 1997. From these fees, PSI paid
such sales charges to affiliated
broker-dealers which in turn paid commissions
to salespersons and incurred other
distribution costs.
PSI has advised the Fund that for the six
months ended October 31, 1997, it
received approximately $729,100 ($485,500-
High Yield Series; $206,700-Insured
Series; $36,900-Intermediate Series) in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and C shareholders.
PSI, PIC and PIFM are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement as of October 31,
1997. The Funds pay a commitment fee at an
annual rate of .055 of 1% on the
unused portion of the credit facility. The
commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
---------------------------------------------
-----------------------------------
                                       37

Notes to Financial Statements (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the six months ended October 31,
1997, the Fund incurred fees of approximately
$410,900 ($229,400-High Yield
Series; $161,700-Insured Series; $19,800-
Intermediate Series) for the services
of PMFS. As of October 31, 1997,
approximately $62,800 ($36,000-High Yield
Series; $23,600-Insured Series; $3,200-
Intermediate Series) of such fees were
due to PMFS. Transfer agent fees and expenses
in the Statement of Operations
also include certain out of pocket expenses
paid to non-affiliates.
---------------------------------------------
---------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 1997, were as follows:

Series                              Purchases
Sales
--------------------------------   ----------
--    ------------
High Yield......................   $
63,269,208    $ 48,628,165
Insured.........................
293,026,822     314,465,756
Intermediate....................
9,362,360      13,648,234

At October 31, 1997, the High Yield Series, the Insured Series, and the
Intermediate Series sold 200,000, 100,000, and 10,000 financial futures contracts, respectively of U.S. Treasury
Bonds expiring in December 1997.
The values of these financial futures
contracts at October 31, 1997 were as
follows:

Financial Futures

Contracts Sold
                         --------------------
----------------------
                         High Yield
Insured      Intermediate
                           Series
Series          Series
                         -----------    -----
------    ------------
Value at
  disposition.........   $23,640,625
$11,896,875     $ 1,084,688
Value at October 31,
  1997................    23,693,750
12,184,375       1,117,500
                         -----------    -----
------    ------------
Unrealized gain
  (loss)..............   $   (53,125)   $
(287,500)    $   (32,812)
                         -----------    -----
------    ------------
                         -----------    -----
------    ------------

The federal income tax basis of the Fund's investments, at October 31, 1997 was $980,571,987-High Yield Series; $468,306,169-
Insured Series; and
$40,060,503-Intermediate Series and,
accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

Gross           Gross
                      Net unrealized
unrealized      unrealized
Series                 appreciation
appreciation    depreciation
--------------------  --------------     ----
-------     -----------
High Yield..........   $ 69,037,199
$88,286,974     $19,249,775
Insured.............     23,286,114
23,292,214           6,100
Intermediate........      1,642,935
1,642,935              --

The High Yield Series has a net capital loss
carryforward as of April 30, 1997
of approximately $16,993,000, of which
$2,024,000 expires in 2002, $5,361,000
expires in 2003, $6,383,000 expires in 2004
and $3,225,000 expires in 2005. No
capital gains distribution is expected to be
paid to shareholders until net
gains have been realized in excess of the
aggregate of such amounts.
---------------------------------------------
---------------
Note 5. Capital
Each series offers Class A, Class B, Class C
and Class Z shares. Class A shares
are sold with a front-end sales charge of up
to 3.0%. Class B shares are sold
with a contingent deferred sales charge which
declines from 5% to zero depending
on the period of time the shares are held.
Class C shares are sold with a
contingent deferred sales charge of 1% during
the first year. Class B shares
automatically convert to Class A shares on a
quarterly basis approximately seven
years after purchase. A special exchange
privilege is also available for
shareholders who qualify to purchase Class A
shares at net asset value. Class Z
shares are not subject to any sales or
redemption charge and are offered
exclusively for sale to a limited group of
investors.
---------------------------------------------
-----------------------------------
                                       38

Notes to Financial Statements (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial
interest were as follows:

                                        High
Yield Series                   Insured Series
Intermediate Series

Class A                           Class A
Class A
  Six Months Ended October 31,     ----------
------------------      ---------------------
-------      --------------------------
              1997                   Shares
Amount            Shares          Amount
Shares         Amount
--------------------------------   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Shares issued...................
2,279,742    $  25,276,061          119,782
$   1,344,118          25,655    $    280,037
Shares issued in reinvestment of
   dividends and
   distributions................
463,723        5,140,814          247,177
2,769,784          16,577         179,300
Shares reacquired...............
(3,580,104)     (39,735,487)      (1,752,356)
(19,598,089)       (208,144)     (2,251,882)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................
(836,639)      (9,318,612)      (1,385,397)
(15,484,187)       (165,912)     (1,792,545)
Shares issued upon conversion
   from Class B.................
4,000,865       44,285,805        1,962,334
21,986,217          88,137         953,367
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase (decrease) in
   shares outstanding...........
3,164,226    $  34,967,193          576,937
$   6,502,030         (77,775)   $
(839,178)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
   Year Ended April 30, 1997
--------------------------------
Shares issued...................
2,690,433    $  29,194,209       17,268,103
$ 190,281,225         146,988    $  1,570,573
Shares issued in reinvestment of
   dividends and
   distributions................
816,257        8,853,738          562,530
6,209,882          33,834         360,674
Shares reacquired...............
(5,951,712)     (64,552,270)     (20,358,917)
(224,259,104)       (505,221)     (5,381,606)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................
(2,445,022)     (26,504,323)      (2,528,284)
(27,767,997)       (324,399)     (3,450,359)
Shares issued upon conversion
   from Class B.................
12,411,968      133,842,041        8,887,896
97,509,503         443,554       4,710,903
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase in shares
   outstanding..................
9,966,946    $ 107,337,718        6,359,612
$  69,741,506         119,155    $  1,260,544
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------

Class B                           Class B
Class B
  Six Months Ended October 31,     ----------
------------------      ---------------------
-------      --------------------------
              1997                   Shares
Amount            Shares          Amount
Shares         Amount
--------------------------------   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Shares issued...................
4,836,589    $  53,571,901          396,983
$   4,439,731          58,857    $    639,771
Shares issued in reinvestment of
   dividends and
   distributions................
726,034        8,044,957          310,272
3,478,449          30,111         325,662
Shares reacquired...............
(3,913,957)     (43,354,261)      (2,326,362)
(26,060,984)       (343,397)     (3,716,735)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase (decrease) in
   shares outstanding
   before conversion............
1,648,666       18,262,597       (1,619,107)
(18,142,804)       (254,429)     (2,751,302)
Shares reacquired upon
   conversion into Class A......
(4,000,865)     (44,285,805)      (1,960,584)
(21,986,217)        (88,137)       (953,367)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net decrease in shares
   outstanding..................
(2,352,199)   $ (26,023,208)      (3,579,691)
$ (40,129,021)       (342,566)   $
(3,704,669)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
   Year Ended April 30, 1997
--------------------------------
Shares issued...................
7,261,475    $  78,657,488          991,206
$  10,920,454         293,960    $  3,134,459
Shares issued in reinvestment of
   dividends and
   distributions................
1,747,161       18,927,857        1,049,549
11,593,012          82,134         875,459
Shares reacquired...............
(9,901,712)    (107,242,000)      (6,341,050)
(69,974,266)       (909,089)     (9,694,638)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................
(893,076)      (9,656,655)      (4,300,295)
(47,460,800)       (532,995)     (5,684,720)
Shares reacquired upon
   conversion into Class A......
(12,411,968)    (133,842,041)
(8,879,800)     (97,509,503)       (443,243)
(4,710,903)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net decrease in shares
   outstanding..................
(13,305,044)   $(143,498,696)
(13,180,095)   $(144,970,303)       (976,238)
$(10,395,623)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------

---------------------------------------------
-----------------------------------
                                       39

Notes to Financial Statements (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------

                                        High
Yield Series                   Insured Series
Intermediate Series

Class C                           Class C
Class C
  Six Months Ended October 31,     ----------
------------------      ---------------------
-------      --------------------------
              1997                   Shares
Amount            Shares          Amount
Shares         Amount
--------------------------------   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Shares issued...................
592,361    $   6,590,838           17,802
$     200,106          31,683    $    345,224
Shares issued in reinvestment of
   dividends and
   distributions................
18,573          205,969            1,357
15,222             465           5,031
Shares reacquired...............
(95,049)      (1,051,303)         (15,782)
(176,534)        (14,319)       (155,045)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase in shares
   outstanding..................
515,885    $   5,745,504            3,377
$      38,794          17,829    $    195,210
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
   Year Ended April 30, 1997
--------------------------------
Shares issued...................
505,330    $   5,472,765           21,265
$     234,063          28,931    $    311,189
Shares issued in reinvestment of
   dividends and
   distributions................
28,059          304,264            3,510
38,759             436           4,639
Shares reacquired...............
(256,031)      (2,781,902)         (47,234)
(521,343)        (26,221)       (277,703)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase (decrease) in
   shares outstanding...........
277,358    $   2,995,127          (22,459)
$    (248,521)          3,146    $     38,125
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------

Class Z                           Class Z
Class Z
  Six Months Ended October 31,     ----------
------------------      ---------------------
-------      --------------------------
              1997                   Shares
Amount            Shares          Amount
Shares         Amount
--------------------------------   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Shares issued...................
301,202    $   3,337,845           12,947
$     144,106          10,699    $    115,299
Shares issued in reinvestment of
   dividends and
   distributions................
11,167          123,850              189
2,125             566           6,127
Shares reacquired...............
(41,694)        (463,215)            (435)
(4,877)         (3,431)        (37,195)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase in shares
   outstanding..................
270,675    $   2,998,480           12,701
$     141,354           7,834    $     84,231
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
 September 16, 1996(a) Through
         April 30, 1997
--------------------------------
Shares issued...................
287,958    $   3,134,548            1,377
$      15,206          23,097    $    245,675
Shares issued in reinvestment of
   dividends and
   distributions................
2,192           23,750               16
177             140           1,493
Shares reacquired...............
(39,065)        (425,418)             (10)
(115)            (27)           (281)
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
Net increase in shares
   outstanding..................
251,085    $   2,732,880            1,383
$      15,268          23,210    $    246,887
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------
                                   ----------
-    -------------      -----------    ------
-------      ----------    ------------

---------------
(a) Commencement of offering of Class Z
shares.
---------------------------------------------
---------------
Note 6. Dividends
On December 11, 1997, the Board of Trustees of the Fund declared the following dividends per Class A, B, C and Z shares, payable on December 19, 1997 to shareholders of record on December 16, 1997.

                  Special Taxable
                      Ordinary         Short-
Term       Long-Term
     Series            Income        Capital
Gains    Capital Gains
----------------  ----------------   --------
------   --------------
Insured
   Series.......       $ .004            $
 .064           $ .184
Intermediate
   Series.......           --
--           $ .055

---------------------------------------------
-----------------------------------
                                       40

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
----------------------------

Six Months

Ended                          Years Ended
April 30,

October 31,     -----------------------------
----------------------------

1997           1997         1996        1995
1994        1993

-----------     --------     --------     ---
----     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.84      $
10.70     $  10.72     $ 10.74     $ 11.14
$ 10.68

-----------     --------     --------     ---
----     -------     -------
Income from investment operations
Net investment
income...............................
 .34(b)        .70(b)       .72(b)      .72(b)
 .72         .77
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40           .14         (.02)       (.02)
(.39)        .46

-----------     --------     --------     ---
----     -------     -------
   Total from investment
operations.................         .74
 .84          .70         .70         .33
1.23

-----------     --------     --------     ---
----     -------     -------
Less distributions
Dividends from net investment
income................        (.34)
(.70)        (.72)       (.72)       (.72)
(.77)
Distributions from capital
gains....................          --
--           --          --        (.01)
--

-----------     --------     --------     ---
----     -------     -------
   Total
distributions..............................
(.34)         (.70)        (.72)       (.72)
(.73)       (.77)

-----------     --------     --------     ---
----     -------     -------
Net asset value, end of
period......................   $   11.24
$  10.84     $  10.70     $ 10.72     $ 10.74
$ 11.14

-----------     --------     --------     ---
----     -------     -------

-----------     --------     --------     ---
----     -------     -------
TOTAL
RETURN(a):...................................
 .        6.90%         8.03%        6.55%
6.90%       2.88%      11.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $ 382,079
$334,062     $223,073     $115,501    $54,491
$43,529
Average net assets
(000)............................   $ 360,005
$294,940     $162,329     $65,207     $52,982
$31,658
Ratios to average net assets:
   Expenses, including distribution
fees............        0.63%(b)(c)
0.64%(b)     0.64%(b)    0.69%(b)    0.69%
0.74%
   Expenses, excluding distribution
fees............        0.53%(b)(c)
0.54%(b)     0.54%(b)    0.59%(b)    0.59%
0.64%
   Net investment
income............................
6.09%(b)(c)     6.44%(b)     6.58%(b)
6.83%(b)    6.42%     7.04%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................           5%
26%          35%         39%         36%
27%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     41

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
------------------------

Six Months

Ended                        Years Ended
April 30,

October 31,     -----------------------------
------------------------

1997           1997          1996
1995           1994

-----------     --------     ----------     -
---------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.84      $
10.69     $    10.72     $    10.74     $
11.14

-----------     --------     ----------     -
---------     ----------
Income from investment operations
Net investment
income...............................
 .31(b)        .66(b)         .68(b)
 .68(b)         .68
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40           .15           (.03)
(.02)          (.39)

-----------     --------     ----------     -
---------     ----------
   Total from investment
operations.................         .71
 .81            .65            .66
 .29

-----------     --------     ----------     -
---------     ----------
Less distributions
Dividends from net investment
income................        (.31)
(.66)          (.68)          (.68)
(.68)
Distributions from capital
gains....................          --
--             --             --
(.01)

-----------     --------     ----------     -
---------     ----------
   Total
distributions..............................
(.31)         (.66)          (.68)
(.68)          (.69)

-----------     --------     ----------     -
---------     ----------
Net asset value, end of
period......................   $   11.24
$  10.84     $    10.69     $    10.72     $
10.74

-----------     --------     ----------     -
---------     ----------

-----------     --------     ----------     -
---------     ----------
TOTAL
RETURN(a):...................................
 .        6.69%         7.71%          6.12%
6.37%          2.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $ 663,907
$665,525     $  799,048     $  934,725
$1,099,640
Average net assets
(000)............................   $ 666,042
$725,305     $  900,115     $1,024,132
$1,132,653
Ratios to average net assets:
   Expenses, including distribution
fees............        1.03%(b)(c)
1.04%(b)       1.04%(b)       1.09%(b)
1.09%
   Expenses, excluding distribution
fees............        0.53%(b)(c)
0.54%(b)       0.54%(b)       0.59%(b)
0.58%
   Net investment
income............................
5.69%(b)(c)     6.05%(b)       6.19%(b)
6.37%(b)       6.02%


1993

----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................  $    10.68

----------
Income from investment operations
Net investment
income...............................
 .73
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .46

----------
   Total from investment
operations.................        1.19

----------
Less distributions
Dividends from net investment
income................         .73
Distributions from capital
gains....................          --

----------
   Total
distributions..............................
 .73

----------
Net asset value, end of
period......................  $    11.14

TOTAL
RETURN(a):...................................
 .       11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................  $1,028,480
Average net assets
(000)............................  $  893,203
Ratios to average net assets:
   Expenses, including distribution
fees............        1.14%
   Expenses, excluding distribution
fees............        0.64%
   Net investment
income............................
6.66%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     42

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class C                             Class Z

---------------------------------------------
------     -----------

August 1,

Six Months       Years Ended April
1994(c)       Six Months

Ended                30,
Through          Ended

October 31,     --------------------
April 30,      October 31,

1997          1997        1996           1995
1997

-----------     ------     ---------     ----
------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 10.84
$10.69      $ 10.72        $10.79         $
10.83

-----------     ------     ---------        -
----           -----
Income from investment operations
Net investment income
(b)...........................        .30
 .63          .65           .49
 .34
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40          .15         (.03)         (.07)
 .40

-----------     ------     ---------        -
----           -----
   Total from investment
operations.................        .70
 .78          .62           .42
 .74

-----------     ------     ---------        -
----           -----
Less distributions
Dividends from net investment
income................       (.30)
(.63)        (.65)         (.49)
(.34)

-----------     ------     ---------        -
----           -----
Net asset value, end of
period......................    $ 11.24
$10.84      $ 10.69        $10.72         $
11.23

-----------     ------     ---------        -
----           -----

-----------     ------     ---------        -
----           -----
TOTAL
RETURN(a):...................................
 .       6.56%        7.44%        5.86%
3.91%           6.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $15,719
$9,563      $ 6,471        $3,208         $
5,861
Average net assets
(000)............................    $12,145
$8,060      $ 5,608        $1,385         $
4,203
Ratios to average net assets:
   Expenses, including distribution
fees(b).........       1.28%(e)     1.29%
1.29%         1.34%(e)        0.53%(e)
   Expenses, excluding distribution
fees(b).........       0.53%(e)     0.54%
0.54%         0.59%(e)        0.53%(e)
   Net investment
income(b).........................
5.46%(e)     5.80%        5.93%
6.34%(e)        6.21%(e)


September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $ 10.79

-----
Income from investment operations
Net investment income
(b)...........................         .45
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .04

-----
   Total from investment
operations.................         .49

-----
Less distributions
Dividends from net investment
income................        (.45)

-----
Net asset value, end of
period......................     $ 10.83

-----

-----
TOTAL
RETURN(a):...................................
 .        4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $ 2,719
Average net assets
(000)............................     $   704
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        0.54%(e)
   Expenses, excluding distribution
fees(b).........        0.54%(e)
   Net investment
income(b).........................
6.55%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     43

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INSURED SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
----------------------------

Six Months

Ended                          Years Ended
April 30,

October 31,     -----------------------------
----------------------------

1997           1997         1996        1995
1994        1993

-----------     --------     --------     ---
----     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.90      $
10.94     $  10.83     $ 10.71     $ 11.44
$ 10.98

-----------     --------     --------     ---
----     -------     -------
Income from investment operations
Net investment
income...............................
 .26(b)        .55(b)       .58(b)      .58(b)
 .58         .61
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .42           .08          .11         .12
(.43)        .73

-----------     --------     --------     ---
----     -------     -------
   Total from investment
operations.................         .68
 .63          .69         .70         .15
1.34

-----------     --------     --------     ---
----     -------     -------
Less distributions
Dividends from net investment
income................        (.26)
(.55)        (.58)       (.58)       (.58)
(.61)
Distributions in excess of net investment
income....          --          (.01)
--          --          --          --
Distributions from capital
gains....................          --
(.11)          --          --        (.30)
(.27)

-----------     --------     --------     ---
----     -------     -------
   Total
distributions..............................
(.26)         (.67)        (.58)       (.58)
(.88)       (.88)

-----------     --------     --------     ---
----     -------     -------
Net asset value, end of
period......................   $   11.32
$  10.90     $  10.94     $ 10.83     $ 10.71
$ 11.44

-----------     --------     --------     ---
----     -------     -------

-----------     --------     --------     ---
----     -------     -------
TOTAL
RETURN(a):...................................
 .        6.35%         5.74%        6.47%
6.73%       1.04%      12.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $ 222,836
$208,411     $139,548     $75,800     $30,669
$30,098
Average net assets
(000)............................   $ 217,578
$187,371     $102,456     $39,471     $32,309
$24,589
Ratios to average net assets:
   Expenses, including distribution
fees............        0.69%(b)(c)
0.68%(b)     0.68%(b)    0.74%(b)    0.71%
0.72%
   Expenses, excluding distribution
fees............        0.59%(b)(c)
0.58%(b)     0.58%(b)    0.64%(b)    0.61%
0.62%
   Net investment
income............................
4.74%(b)(c)     4.95%(b)     5.20%(b)
5.45%(b)    5.09%     5.46%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................          62%
110%          68%         64%        105%
85%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     44

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INSURED SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
-------------------------------

Six Months

Ended                           Years Ended
April 30,

October 31,     -----------------------------
-------------------------------

1997           1997         1996         1995
1994         1993

-----------     --------     --------     ---
-----     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.91      $
10.95     $  10.84     $  10.71     $  11.44
$  10.99

-----------     --------     --------     ---
-----     --------     --------
Income from investment operations
Net investment
income...............................
 .24(b)        .50(b)       .54(b)
 .54(b)       .54          .56
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .42           .08          .11          .13
(.43)         .72

-----------     --------     --------     ---
-----     --------     --------
   Total from investment
operations.................         .66
 .58          .65          .67          .11
1.28

-----------     --------     --------     ---
-----     --------     --------
Less distributions
Dividends from net investment
income................        (.24)
(.50)        (.54)        (.54)        (.54)
(.56)
Distributions in excess of net investment
income....          --          (.01)
--           --           --           --
Distributions from capital
gains....................          --
(.11)          --           --         (.30)
(.27)

-----------     --------     --------     ---
-----     --------     --------
   Total
distributions..............................
(.24)         (.62)        (.54)        (.54)
(.84)        (.83)

-----------     --------     --------     ---
-----     --------     --------
Net asset value, end of
period......................   $   11.33
$  10.91     $  10.95     $  10.84     $
10.71     $  11.44

-----------     --------     --------     ---
-----     --------     --------

-----------     --------     --------     ---
-----     --------     --------
TOTAL
RETURN(a):...................................
 .        6.13%         5.32%        6.04%
6.40%        0.63%       12.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $ 268,731
$298,005     $443,391     $567,648
$740,447     $770,060
Average net assets
(000)............................   $ 284,872
$365,891     $524,452     $660,237
$807,794     $705,846
Ratios to average net assets:
   Expenses, including distribution
fees............        1.09%(b)(c)
1.08%(b)     1.08%(b)     1.14%(b)     1.11%
1.12%
   Expenses, excluding distribution
fees............        0.59%(b)(c)
0.58%(b)     0.58%(b)     0.64%(b)     0.61%
0.62%
   Net investment
income............................
4.34%(b)(c)     4.54%(b)     4.80%(b)
4.99%(b)     4.69%      5.06%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     45

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INSURED SERIES
---------------------------------------------
-----------------------------------

Class C                                Class
Z

---------------------------------------------
---------     -------------

August 1,

Six Months
1994(c)        Six Months

Ended         Years Ended April 30,
Through           Ended

October 31,     -----------------------
April 30,       October 31,

1997           1997          1996
1995            1997

-----------     ---------     ---------     -
---------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 10.91        $
10.95       $ 10.84        $10.79          $
10.91

-----------     ---------     ---------
-----           ------
Income from investment operations
Net investment income
(b)...........................        .23
 .48           .51           .39
 .27
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .42            .08           .11
 .05              .41

-----------     ---------     ---------
-----           ------
   Total from investment
operations.................        .65
 .56           .62           .44
 .68

-----------     ---------     ---------
-----           ------
Less distributions
Dividends from net investment
income................       (.23)
(.48)         (.51)         (.39)
(.27)
Distributions in excess net investment
income.......         --           (.01)
--            --               --
Distributions from capital
gains....................         --
(.11)           --            --
--

-----------     ---------     ---------
-----           ------
   Total
distributions..............................
(.23)          (.60)         (.51)
(.39)            (.27)

-----------     ---------     ---------
-----           ------
Net asset value, end of
period......................    $ 11.33
$ 10.91       $ 10.95        $10.84
$ 11.32

-----------     ---------     ---------
-----           ------

-----------     ---------     ---------
-----           ------
TOTAL
RETURN(a):...................................
 .       6.00%          5.06%         5.78%
4.03%            6.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $   960
$   888       $ 1,137        $  525
$   159
Average net assets
(000)............................    $   898
$   973       $   827        $  224
$    94
Ratios to average net assets:
   Expenses, including distribution
fees(b).........       1.34%(e)       1.33%
1.33%         1.39%(e)         0.59%(e)
   Expenses, excluding distribution
fees(b).........       0.59%(e)       0.58%
0.58%         0.64%(e)         0.59%(e)
   Net investment
income(b).........................
4.09%(e)       4.29%         4.56%
4.92%(e)         4.91%(e)


September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $ 11.05

-----
Income from investment operations
Net investment income
(b)...........................         .36
Net realized and unrealized gain (loss) on
   investment
transactions..........................
(.02)

-----
   Total from investment
operations.................         .34

-----
Less distributions
Dividends from net investment
income................        (.36)
Distributions in excess net investment
income.......        (.01)
Distributions from capital
gains....................        (.11)

-----
   Total
distributions..............................
(.48)

-----
Net asset value, end of
period......................     $ 10.91

-----

-----
TOTAL
RETURN(a):...................................
 .        2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $    15
Average net assets
(000)............................     $    10
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        0.58%(e)
   Expenses, excluding distribution
fees(b).........        0.58%(e)
   Net investment
income(b).........................
4.18%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waivers.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     46

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
-------------------------

Six Months

Ended                        Years Ended
April 30,

October 31,     -----------------------------
-------------------------

1997           1997        1996        1995
1994       1993

-----------     --------     -------     ----
---     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.59      $
10.65     $ 10.45     $ 10.67     $11.08
$10.59

-----------     --------     -------     ----
---     ------     ------
Income from investment operations
Net investment
income...............................
 .22(b)        .46(b)      .47(b)      .51(b)
 .53        .54(b)
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .31          (.05)        .20        (.03)
(.19)       .60

-----------     --------     -------     ----
---     ------     ------
   Total from investment
operations.................         .53
 .41         .67         .48        .34
1.14

-----------     --------     -------     ----
---     ------     ------
Less distributions
Dividends from net investment
income................        (.22)
(.46)       (.47)       (.51)      (.53)
(.54)
Distributions in excess of net investment
income....          --          (.01)
--        (.01)        --         --
Distributions from capital
gains....................          --
--          --        (.18)      (.22)
(.11)

-----------     --------     -------     ----
---     ------     ------
   Total
distributions..............................
(.22)         (.47)       (.47)       (.70)
(.75)      (.65)

-----------     --------     -------     ----
---     ------     ------
Net asset value, end of
period......................   $   10.90
$  10.59     $ 10.65     $ 10.45     $10.67
$11.08

-----------     --------     -------     ----
---     ------     ------

-----------     --------     -------     ----
---     ------     ------
TOTAL
RETURN(a):...................................
 .        5.04%         3.86%       6.48%
4.52%      2.83%     11.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $  13,296      $
13,740     $12,552     $10,507     $5,810
$3,594
Average net assets
(000)............................   $  13,966
$ 13,487     $12,604     $ 7,742     $4,981
$1,883
Ratios to average net assets:
   Expenses, including distribution
fees............        1.25%(b)(c)
1.15%(b)    1.16%(b)    1.05%(b)   1.00%
1.06%(b)
   Expenses, excluding distribution
fees............        1.15%(b)(c)
1.05%(b)    1.06%(b)    0.95%(b)   0.90%
0.96%(b)
   Net investment
income............................
4.05%(b)(c)     4.30%(b)    4.36%(b)
4.75%(b)   4.63%    5.09%(b)
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................          22%
46%         35%         30%        55%
22%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     47

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
---------------------------

Six Months

Ended                         Years Ended
April 30,

October 31,     -----------------------------
---------------------------

1997           1997        1996        1995
1994        1993

-----------     --------     -------     ----
---     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.59      $
10.65     $ 10.45     $ 10.68     $ 11.09
$ 10.60

-----------     --------     -------     ----
---     -------     -------
Income from investment operations
Net investment
income...............................
 .20(b)        .42(b)      .43(b)      .45(b)
 .48         .50(b)
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .31          (.05)        .20        (.04)
(.19)        .60

-----------     --------     -------     ----
---     -------     -------
   Total from investment
operations.................         .51
 .37         .63         .41         .29
1.10

-----------     --------     -------     ----
---     -------     -------
Less distributions
Dividends from net investment
income................        (.20)
(.42)       (.43)       (.45)       (.48)
(.50)
Distributions in excess of net investment
income....          --          (.01)
--        (.01)         --          --
Distributions from capital
gains....................          --
--          --        (.18)       (.22)
(.11)

-----------     --------     -------     ----
---     -------     -------
   Total
distributions..............................
(.20)         (.43)       (.43)       (.64)
(.70)       (.61)

-----------     --------     -------     ----
---     -------     -------
Net asset value, end of
period......................   $   10.90
$  10.59     $ 10.65     $ 10.45     $ 10.68
$ 11.09

-----------     --------     -------     ----
---     -------     -------

-----------     --------     -------     ----
---     -------     -------
TOTAL
RETURN(a):...................................
 .        4.83%         3.44%       6.05%
3.99%       2.43%      10.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $  27,122      $
29,980     $40,550     $51,039     $65,215
$57,049
Average net assets
(000)............................   $  28,545
$ 35,221     $46,127     $60,174     $59,811
$50,154
Ratios to average net assets:
   Expenses, including distribution
fees............        1.65%(b)(c)
1.55%(b)    1.56%(b)    1.45%(b)    1.40%
1.46%(b)
   Expenses, excluding distribution
fees............        1.15%(b)(c)
1.05%(b)    1.06%(b)    0.95%(b)    0.90%
0.96%(b)
   Net investment
income............................
3.65%(b)(c)     3.89%(b)    3.96%(b)
4.35%(b)    4.23%     4.69%(b)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     48

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class C                              Class Z

---------------------------------------------
-------     -----------

August 1,

Six Months
1994(c)       Six Months

Ended        Years Ended April 30,
Through          Ended

October 31,     ---------------------
April 30,      October 31,

1997          1997         1996
1995           1997

-----------     -------     ---------     ---
-------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $   10.59      $
10.65      $ 10.45        $10.54        $
10.59

-----------     -------     ---------
-----       -----------
Income from investment operations
Net investment income
(b)...........................         .18
 .39          .40           .35
 .22
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .31         (.05)         .20          (.08)
 .31

-----------     -------     ---------
-----       -----------
   Total from investment
operations.................         .49
 .34          .60           .27
 .53

-----------     -------     ---------
-----       -----------
Less distributions
Dividends from net investment
income................        (.18)
(.39)        (.40)         (.35)
(.22)
Distributions in excess of net investment
income....          --         (.01)
--          (.01)              --

-----------     -------     ---------
-----       -----------
   Total
distributions..............................
(.18)        (.40)        (.40)         (.36)
(.22)

-----------     -------     ---------
-----       -----------
Net asset value, end of
period......................   $   10.90
$ 10.59      $ 10.65        $10.45        $
10.90

-----------     -------     ---------
-----       -----------

-----------     -------     ---------
-----       -----------
TOTAL
RETURN(a):...................................
 .        4.70%        3.17%        5.79%
2.14%            5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $     459      $
257      $   225        $  167        $
338
Average net assets
(000)............................   $     307
$   149      $   197        $   28        $
299
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        1.90%(e)     1.80%
1.81%         1.81%(e)         1.15%(e)
   Expenses, excluding distribution
fees(b).........        1.15%(e)     1.05%
1.06%         1.06%(e)         1.15%(e)
   Net investment
income(b).........................
3.40%(e)     3.65%        3.71%
4.34%(e)         4.15%(e)


September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $ 10.63

-----
Income from investment operations
Net investment income
(b)...........................         .31
Net realized and unrealized gain (loss) on
   investment
transactions..........................
(.03)

-----
   Total from investment
operations.................         .28

-----
Less distributions
Dividends from net investment
income................        (.31)
Distributions in excess of net investment
income....        (.01)

-----
   Total
distributions..............................
(.32)

-----
Net asset value, end of
period......................     $ 10.59

-----

-----
TOTAL
RETURN(a):...................................
 .        2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $   246
Average net assets
(000)............................     $    63
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        1.05%(e)
   Expenses, excluding distribution
fees(b).........        1.05%(e)
   Net investment
income(b).........................
4.65%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     49

Getting The Most From Your Prudential Mutual
Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look
technical, but it's really just a
listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also
explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual
report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual
Fund.
---------------------------------------------
----------------------------------
Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without
charges. This may be most helpful
if your investment needs change.
---------------------------------------------
----------------------------------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains
distributions automatically --
without charge.
---------------------------------------------
----------------------------------
Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement
plan at work, you and your spouse
may each contribute $2,000 a year to an IRA
for a total of $4,000.
---------------------------------------------
----------------------------------
Change Your Job.
You can take your pension with you. Use a
rollover IRA to manage your
company-sponsored retirement plan while
retaining the special tax-deferred
advantages.
---------------------------------------------
----------------------------------
Invest In Your Children.
There's no fee to open a custodial account
for a child's education or other
needs.
---------------------------------------------
----------------------------------
Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your
fund account? Just let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares redeemed may be
subject to tax, and Class B and C
shares may be subject to contingent deferred
sales charges. We'll gladly answer
your questions.
---------------------------------------------
----------------------------------
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
BULK RATE
Prudential Mutual Funds                 U.S.
POSTAGE
Gateway Center Three
PAID
100 Mulberry Street
Permit 6807
Newark, NJ  07102-4077                   New
York, NY
(800) 225-1852

74435L103  74435L301  74435L509  MF133E2
74435L202  74435L400  74435L608  CAT#44416FI
74435L707  74435L806  74435L889
74435L871  74435L863  74435L855